BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
October 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 11 Ltd., Series 2021-11A, Class C,
(LIBOR USD 3 Month + 2.05%), 6.13%,
04/15/34
(a)(b)
.................... USD 500 $ 447,867
AGL CLO Ltd., Series 2022-17A, Class C, (3
Month CME Term SOFR + 2.10%), 6.09%,
01/21/35
(a)(b)
.................... 1,000 897,076
AIG CLO LLC
(a)(b)
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 6.29%, 04/20/32 ... 500 454,722
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 7.34%, 04/20/32 ... 500 440,370
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.00%), 7.08%, 04/15/34 ... 900 773,120
Series 2021-1A, Class E, (LIBOR USD 3
Month + 6.60%), 10.92%, 04/22/34 ... 2,000 1,730,586
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.05%), 7.29%, 07/20/34 ... 500 432,212
AIMCO CLO
(a)(b)
Series 2015-AA, Class CR2, (LIBOR USD 3
Month + 2.00%), 6.08%, 10/17/34 ... 1,000 908,001
Series 2015-AA, Class DR2, (LIBOR USD 3
Month + 3.05%), 7.13%, 10/17/34 ... 1,000 876,511
Anchorage Capital CLO 4-R Ltd., Series
2014-4RA, Class D, (LIBOR USD 3 Month +
2.60%), 6.97%, 01/28/31
(a)(b)
......... 250 214,436
Anchorage Capital CLO Ltd., Series 2018-1RA,
Class E, (LIBOR USD 3 Month + 5.50%),
9.44%, 04/13/31
(a)(b)
............... 1,000 821,614
Ares LIII CLO Ltd.
(a)(b)
Series 2019-53A, Class C, (LIBOR USD 3
Month + 2.65%), 6.97%, 04/24/31 ... 500 470,053
Series 2019-53A, Class D, (LIBOR USD 3
Month + 3.75%), 8.07%, 04/24/31 ... 500 437,434
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, 0.00%, 04/15/30
(a)(b)
........... 500 223,700
Atrium XIV LLC, Series 14A, Class C, (LIBOR
USD 3 Month + 1.95%), 6.03%, 08/23/30
(a)(b)
250 231,861
Atrium XV, Series 15A, Class D, (LIBOR USD 3
Month + 3.00%), 7.32%, 01/23/31
(a)(b)
... 250 221,381
Bain Capital Credit CLO Ltd., Series 2019-2A,
Class CR, (LIBOR USD 3 Month + 2.10%),
6.18%, 10/17/32
(a)(b)
............... 1,000 922,750
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (LIBOR USD 1
Month + 1.73%), 5.31%, 04/25/34
(a)
.... 52 50,039
Benefit Street Partners CLO XIX Ltd., Series
2019-19A, Class A, (LIBOR USD 3 Month +
1.35%), 5.43%, 01/15/33
(a)(b)
......... 700 681,547
Bethpage Park CLO Ltd., Series 2021-1A,
Class A, (LIBOR USD 3 Month + 1.13%),
5.21%, 01/15/35
(a)(b)
............... 3,000 2,871,000
Buckhorn Park CLO Ltd., Series 2019-1A,
Class AR, (LIBOR USD 3 Month + 1.12%),
5.31%, 07/18/34
(a)(b)
............... 2,115 2,022,191
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.70%), 5.78%, 07/15/31 ... 500 470,023
Series 2018-1A, Class C, (LIBOR USD 3
Month + 1.90%), 5.98%, 07/15/31 ... 1,000 913,957
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 7.23%, 07/15/34 ... 500 417,161
Series 2020-3A, Class C, (LIBOR USD 3
Month + 2.50%), 6.58%, 01/15/34 ... 500 459,433
Series 2021-4A, Class A, (LIBOR USD 3
Month + 1.17%), 5.25%, 10/15/34 ... 3,000 2,872,249
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Carlyle US CLO Ltd., Series 2021-1A, Class
A1, (LIBOR USD 3 Month + 1.14%), 5.22%,
04/15/34
(a)(b)
.................... USD 3,000 $ 2,891,905
CarVal CLO I Ltd., Series 2018-1A, Class D,
(LIBOR USD 3 Month + 2.89%), 6.97%,
07/16/31
(a)(b)
.................... 1,000 877,890
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 3.70%), 7.94%,
04/20/29
(a)(b)
.................... 250 220,019
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
....... 1,000 465,600
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class DRR, (LIBOR USD 3
Month + 2.80%), 7.16%, 04/27/31 ... 500 445,841
Series 2014-5A, Class DR2, (LIBOR USD 3
Month + 3.40%), 7.48%, 10/17/31 ... 500 425,261
Series 2015-3A, Class CR, (LIBOR USD 3
Month + 1.65%), 5.88%, 04/19/29 ... 250 232,248
Series 2017-1A, Class D, (LIBOR USD 3
Month + 3.50%), 7.78%, 04/23/29 ... 500 446,490
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (LIBOR USD 3 Month + 3.75%), 7.83%,
01/16/32
(a)(b)
.................... 250 219,423
Dryden 72 CLO Ltd., Series 2019-72A, Class
DR, (LIBOR USD 3 Month + 3.00%), 5.91%,
05/15/32
(a)(b)
.................... 800 685,603
Dryden 75 CLO Ltd., Series 2019-75A, Class
ER2, (LIBOR USD 3 Month + 6.60%),
10.68%, 04/15/34
(a)(b)
.............. 350 279,641
Elmwood CLO II Ltd., Series 2019-2A, Class
AR, (LIBOR USD 3 Month + 1.15%), 5.39%,
04/20/34
(a)(b)
.................... 3,000 2,877,394
Elmwood CLO XI Ltd.
(a)(b)
Series 2021-4A, Class D, (LIBOR USD 3
Month + 2.95%), 7.19%, 10/20/34 ... 1,500 1,300,204
Series 2021-4A, Class E, (LIBOR USD 3
Month + 6.00%), 10.24%, 10/20/34 ... 1,250 1,075,256
Elmwood CLO XII Ltd., Series 2021-5A, Class
B, (LIBOR USD 3 Month + 1.70%), 5.94%,
01/20/35
(a)(b)
.................... 2,000 1,888,400
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF9, Class 2A4, (LIBOR USD 1
Month + 0.50%), 4.09%, 06/25/36 ... 1,750 1,494,410
Series 2006-FF13, Class A1, (LIBOR USD 1
Month + 0.24%), 3.83%, 10/25/36 ... 52 35,074
Series 2006-FF13, Class A2C, (LIBOR USD
1 Month + 0.32%), 3.91%, 10/25/36 .. 30 20,611
Generate CLO 3 Ltd., Series 3A, Class DR,
(LIBOR USD 3 Month + 3.60%), 7.84%,
10/20/29
(a)(b)
.................... 500 446,722
Generate CLO 7 Ltd., Series 2019-2A, Class
A1, (LIBOR USD 3 Month + 1.37%), 5.69%,
01/22/33
(a)(b)
.................... 1,000 968,500
Greenwood Park CLO Ltd., Series 2018-1A,
Class D, (LIBOR USD 3 Month + 2.50%),
6.58%, 04/15/31
(a)(b)
............... 650 545,872
Greywolf CLO IV Ltd., Series 2019-1A, Class
CR, (3 Month CME Term SOFR + 3.91%),
7.77%, 04/17/34
(a)(b)
............... 1,000 857,808
Greywolf CLO V Ltd., Series 2015-1A, Class
BR, (LIBOR USD 3 Month + 2.00%), 6.36%,
01/27/31
(a)(b)
.................... 500 463,300
GSAA Home Equity Trust
(a)
Series 2005-14, Class 1A2, (LIBOR USD 1
Month + 0.70%), 4.29%, 12/25/35 ... 30 13,184

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-5, Class 1A1, (LIBOR USD 1
Month + 0.36%), 3.95%, 03/25/36 ... USD 57 $ 18,480
GSAMP Trust, Series 2006-FM3, Class A1,
(LIBOR USD 1 Month + 0.14%), 3.73%,
11/25/36
(a)
..................... 107 50,917
Invesco CLO Ltd.
(a)(b)
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.05%), 7.01%, 04/20/35 750 649,032
Series 2022-1A, Class E, (3 Month CME
Term SOFR + 6.30%), 10.26%, 04/20/35 500 398,152
Invitation Homes Trust, Series 2018-SFR4,
Class A, (LIBOR USD 1 Month + 1.10%),
4.51%, 01/17/38
(a)(b)
............... 253 248,361
Jay Park CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.65%), 6.89%,
10/20/27
(a)(b)
.................... 250 228,317
KKR CLO 27 Ltd., Series 27A, Class DR, (3
Month CME Term SOFR + 3.25%), 7.11%,
10/15/32
(a)(b)
.................... 550 478,426
Long Beach Mortgage Loan Trust, Series
2006-4, Class 1A, (LIBOR USD 1 Month +
0.30%), 3.89%, 05/25/36
(a)
.......... 363 208,634
Lucali CLO Ltd., Series 2020-1A, Class D,
(LIBOR USD 3 Month + 3.60%), 7.68%,
01/15/33
(a)(b)
.................... 500 440,127
Madison Park Funding XIII Ltd., Series 2014-
13A, Class CR2, (LIBOR USD 3 Month +
1.90%), 6.13%, 04/19/30
(a)(b)
......... 500 475,141
Madison Park Funding XXVII Ltd., Series
2018-27A, Class C, (LIBOR USD 3 Month +
2.60%), 6.84%, 04/20/30
(a)(b)
......... 500 442,202
Madison Park Funding XXXIII Ltd., Series
2019-33A, Class DR, (3 Month CME Term
SOFR + 3.10%), 6.96%, 10/15/32
(a)(b)
... 1,000 878,571
MASTR Asset-Backed Securities Trust, Series
2007-HE1, Class A4, (LIBOR USD 1 Month
+ 0.28%), 3.87%, 05/25/37
(a)
......... 650 487,140
MF1 Ltd., Series 2021-FL7, Class A, (LIBOR
USD 1 Month + 1.08%), 4.52%, 10/16/36
(a)(b)
523 502,944
Neuberger Berman CLO XVIII Ltd., Series
2014-18A, Class CR2, (LIBOR USD 3
Month + 3.00%), 7.28%, 10/21/30
(a)(b)
... 250 219,437
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class D, (LIBOR USD 3
Month + 2.65%), 6.84%, 10/18/30
(a)(b)
... 1,000 866,167
Neuberger Berman Loan Advisers CLO Ltd.
(a)(b)
Series 2018-27A, Class D, (LIBOR USD 3
Month + 2.60%), 6.68%, 01/15/30 ... 500 445,475
Series 2021-44A, Class E, (LIBOR USD 3
Month + 6.00%), 10.08%, 10/16/34 ... 2,000 1,687,710
Oakwood Mortgage Investors, Inc., Series
1998-D, Class M1, 7.42%, 01/15/29
(b)
... 177 167,551
OCP CLO Ltd., Series 2015-10A, Class ER2,
(LIBOR USD 3 Month + 6.50%), 10.83%,
01/26/34
(a)(b)
.................... 1,000 837,367
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class C, (LIBOR USD 3 Month +
2.75%), 6.99%, 01/20/31
(a)(b)
......... 500 424,817
Octagon Investment Partners 41 Ltd., Series
2019-2A, Class DR, (LIBOR USD 3 Month +
3.20%), 7.28%, 10/15/33
(a)(b)
......... 1,000 878,498
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class CR, (LIBOR USD 3 Month +
1.85%), 5.93%, 07/17/30
(a)(b)
......... 250 227,196
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Credit Funding 5 Ltd., Series 2020-5A,
Class A1, (LIBOR USD 3 Month + 1.17%),
5.36%, 04/18/33
(a)(b)
............... USD 500 $ 483,049
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R3, (LIBOR USD 3 Month +
2.90%), 5.88%, 02/20/34
(a)(b)
......... 1,000 895,241
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (LIBOR USD 3
Month + 1.85%), 6.08%, 10/17/31 ... 800 736,087
Series 2015-1A, Class CR4, (LIBOR USD 3
Month + 2.85%), 5.83%, 05/21/34 ... 500 432,423
Series 2015-2A, Class BR2, (LIBOR USD 3
Month + 1.95%), 6.19%, 07/20/30 ... 750 699,562
Series 2019-1A, Class BR, (LIBOR USD 3
Month + 2.00%), 4.91%, 11/14/34 ... 500 449,677
Series 2021-4A, Class A, (LIBOR USD 3
Month + 1.17%), 5.25%, 10/15/34 ... 3,000 2,868,335
Series 2021-4A, Class D, (LIBOR USD 3
Month + 2.95%), 7.03%, 10/15/34 ... 3,000 2,663,218
Series 2021-4A, Class E, (LIBOR USD 3
Month + 6.05%), 10.13%, 10/15/34 ... 3,000 2,532,542
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.05%), 6.01%, 04/20/35 1,500 1,347,280
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.05%), 7.01%, 04/20/35 1,000 896,295
PPM CLO 4 Ltd., Series 2020-4A, Class AR,
(LIBOR USD 3 Month + 1.19%), 5.38%,
10/18/34
(a)(b)
.................... 1,000 951,442
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/24/40
(b)(c)
.. 2,000 1,804,800
Rad CLO 12 Ltd., Series 2021-12A, Class D,
(LIBOR USD 3 Month + 3.05%), 7.46%,
10/30/34
(a)(b)
.................... 1,500 1,294,158
Rad CLO 14 Ltd., Series 2021-14A, Class D,
(LIBOR USD 3 Month + 3.00%), 7.08%,
01/15/35
(a)(b)
.................... 1,000 849,235
Regatta Funding LP, Series 2013-2A, Class
CR2, (LIBOR USD 3 Month + 3.70%),
6.21%, 01/15/29
(a)(b)
............... 500 459,463
Regatta VI Funding Ltd., Series 2016-1A,
Class CR2, (LIBOR USD 3 Month + 2.15%),
6.39%, 04/20/34
(a)(b)
............... 250 230,205
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (LIBOR USD 3 Month + 2.10%),
6.18%, 07/15/31
(a)(b)
............... 500 462,290
Regatta XV Funding Ltd.
(a)(b)
Series 2018-4A, Class A2, (LIBOR USD 3
Month + 1.85%), 6.21%, 10/25/31 ... 285 271,844
Series 2018-4A, Class C, (LIBOR USD 3
Month + 3.30%), 7.66%, 10/25/31 ... 250 223,103
Regatta XVI Funding Ltd., Series 2019-2A,
Class D, (LIBOR USD 3 Month + 3.90%),
7.98%, 01/15/33
(a)(b)
............... 500 448,991
Regatta XXIII Funding Ltd., Series 2021-4A,
Class D, (LIBOR USD 3 Month + 3.05%),
7.29%, 01/20/35
(a)(b)
............... 1,000 901,837
Rockford Tower CLO Ltd.
(a)(b)
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 6.44%, 10/20/31 ... 300 275,791
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 7.34%, 04/20/34 ... 1,000 823,868
Signal Peak CLO 4 Ltd., Series 2017-4A, Class
DR, (LIBOR USD 3 Month + 3.20%), 7.53%,
10/26/34
(a)(b)
.................... 1,000 804,117

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Signal Peak CLO 7 Ltd., Series 2019-1A, Class
B, (LIBOR USD 3 Month + 2.00%), 6.41%,
04/30/32
(a)(b)
.................... USD 500 $ 470,329
Silver Creek CLO Ltd., Series 2014-1A, Class
DR, (LIBOR USD 3 Month + 3.35%), 7.59%,
07/20/30
(a)(b)
.................... 500 447,621
Sixth Street CLO XVI Ltd., Series 2020-16A,
Class A1A, (LIBOR USD 3 Month + 1.32%),
5.56%, 10/20/32
(a)(b)
............... 1,000 975,896
Symphony CLO XIX Ltd., Series 2018-19A,
Class C, (LIBOR USD 3 Month + 1.75%),
5.83%, 04/16/31
(a)(b)
............... 500 458,000
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 6.19%,
04/20/34
(a)(b)
.................... 500 448,797
TCI-Flatiron CLO Ltd., Series 2018-1A, Class
DR, (LIBOR USD 3 Month + 2.75%), 7.16%,
01/29/32
(a)(b)
.................... 1,000 895,047
TICP CLO V Ltd., Series 2016-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 7.23%,
07/17/31
(a)(b)
.................... 500 449,869
TICP CLO VII Ltd., Series 2017-7A, Class CR,
(LIBOR USD 3 Month + 2.15%), 6.23%,
04/15/33
(a)(b)
.................... 500 461,670
TICP CLO XI Ltd., Series 2018-11A, Class D,
(LIBOR USD 3 Month + 3.05%), 7.29%,
10/20/31
(a)(b)
.................... 300 277,459
Upland CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.90%), 7.14%,
04/20/31
(a)(b)
.................... 500 422,457
Whetstone Park CLO Ltd., Series 2021-1A,
Class D, (LIBOR USD 3 Month + 2.90%),
7.14%, 01/20/35
(a)(b)
............... 1,000 826,715
Whitebox CLO III Ltd., Series 2021-3A, Class
A1, (LIBOR USD 3 Month + 1.22%), 5.30%,
10/15/34
(a)(b)
.................... 1,000 954,648
Total Asset-Backed Securities — 7.0%
(Cost: $91,196,988) .............................. 82,591,973
Shares
Shares
Common Stocks
Aerospace & Defense — 0.3%
Airbus SE ........................ 5,520 597,285
BAE Systems plc ................... 58,554 547,689
L3Harris Technologies, Inc. ............ 4,880 1,202,774
Lockheed Martin Corp. ............... 700 340,676
Raytheon Technologies Corp. .......... 7,680 728,217
3,416,641
Air Freight & Logistics — 0.1%
United Parcel Service, Inc., Class B ...... 7,051 1,182,946
Airlines — 0.1%
(d)
Copa Holdings SA, Class A ............ 9,783 735,975
InterGlobe Aviation Ltd.
(b)(e)
............ 30,534 658,911
1,394,886
Auto Components — 0.1%
Lear Corp. ....................... 4,720 654,711
Automobiles — 0.1%
General Motors Co. ................. 27,370 1,074,273
Maruti Suzuki India Ltd. .............. 4,730 545,323
1,619,596
Security
Shares
Shares Value
Banks — 1.5%
Absa Group Ltd. ................... 48,154 $ 522,915
Abu Dhabi Commercial Bank PJSC ...... 288,855 743,561
Axis Bank Ltd. ..................... 87,774 962,572
Bandhan Bank Ltd.
(b)(d)(e)
.............. 156,157 450,947
Bank of China Ltd., Class H ............ 2,718,000 875,406
Bank Rakyat Indonesia Persero Tbk. PT ... 3,931,194 1,172,806
Citigroup, Inc. ..................... 30,750 1,410,195
Citizens Financial Group, Inc. .......... 50,244 2,054,980
Comerica, Inc. ..................... 3,170 223,485
Commercial International Bank Egypt SAE .. 150,722 202,038
DBS Group Holdings Ltd. ............. 32,600 788,148
First Citizens BancShares, Inc., Class A .... 649 533,556
Grupo Financiero Banorte SAB de CV, Class O 139,812 1,138,156
Hana Financial Group, Inc. ............ 23,703 685,286
HDFC Bank Ltd. ................... 53,206 965,607
Industrial & Commercial Bank of China Ltd.,
Class H ....................... 1,391,000 603,924
M&T Bank Corp. ................... 10,451 1,759,635
OTP Bank Nyrt. .................... 5,152 112,395
Powszechna Kasa Oszczednosci Bank Polski
SA .......................... 80,525 438,811
Sberbank of Russia PJSC
(c)(d)
........... 98,136 16
Standard Chartered plc ............... 98,050 585,823
TCS Group Holding plc, GDR
(c)(d)(e)
....... 8,849 88
Wells Fargo & Co. .................. 37,270 1,714,047
17,944,397
Beverages — 0.3%
Ambev SA ....................... 222,945 690,998
Diageo plc ....................... 32,447 1,335,276
Fomento Economico Mexicano SAB de CV . 73,263 525,594
Fomento Economico Mexicano SAB de CV,
ADR ......................... 5,019 359,461
Kweichow Moutai Co. Ltd., Class A ....... 2,046 377,247
3,288,576
Biotechnology — 0.1%
AbbVie, Inc. ...................... 11,157 1,633,385
Capital Markets — 0.3%
B3 SA - Brasil Bolsa Balcao ............ 441,742 1,282,767
Intercontinental Exchange, Inc. ......... 16,398 1,567,157
Invesco Ltd. ...................... 20,420 312,834
3,162,758
Chemicals — 0.2%
Air Liquide SA ..................... 8,031 1,050,565
Hansol Chemical Co. Ltd. ............. 3,653 474,459
International Flavors & Fragrances, Inc. .... 7,187 701,523
PPG Industries, Inc. ................. 4,800 548,064
2,774,611
Communications Equipment — 0.1%
Accton Technology Corp. ............. 61,000 458,711
Cisco Systems, Inc. ................. 20,900 949,487
Telefonaktiebolaget LM Ericsson, ADR .... 21,710 120,925
1,529,123
Consumer Finance — 0.2%
Capital One Financial Corp. ............ 3,650 386,973
Kaspi.KZ JSC, GDR
(e)
................ 9,342 611,390
Synchrony Financial ................. 37,114 1,319,774
2,318,137
Containers & Packaging — 0.1%
Sealed Air Corp. ................... 19,570 931,923

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Shares
Shares Value
Diversified Financial Services — 0.1%
Apollo Global Management, Inc. ......... 16,155 $ 894,341
Equitable Holdings, Inc. .............. 19,136 585,944
1,480,285
Diversified Telecommunication Services — 0.7%
AT&T, Inc. ........................ 29,150 531,404
Cellnex Telecom SA
(b)(e)
............... 110,585 3,619,476
Hellenic Telecommunications Organization SA 41,860 657,393
Koninklijke KPN NV ................. 346,912 970,350
TELUS Corp. ..................... 73,883 1,542,901
Verizon Communications, Inc. .......... 19,550 730,583
8,052,107
Electric Utilities — 0.9%
Alliant Energy Corp. ................. 7,787 406,248
American Electric Power Co., Inc. ........ 14,427 1,268,422
CLP Holdings Ltd. .................. 60,000 402,708
Constellation Energy Corp. ............ 2,045 193,334
Duke Energy Corp. ................. 12,101 1,127,571
Edison International ................. 9,669 580,527
EDP - Energias de Portugal SA ......... 258,211 1,128,206
Enel SpA ........................ 76,215 340,479
Entergy Corp. ..................... 6,647 712,160
Eversource Energy ................. 7,902 602,764
Exelon Corp. ...................... 17,137 661,317
FirstEnergy Corp. .................. 3,683 138,886
NextEra Energy, Inc. ................ 20,339 1,576,272
PG&E Corp.
(d)
..................... 10,305 153,854
Southern Co. (The) ................. 9,439 618,066
Terna - Rete Elettrica Nazionale ......... 38,927 258,151
Xcel Energy, Inc. ................... 3,890 253,278
10,422,243
Electrical Equipment — 0.1%
Schneider Electric SE ................ 11,010 1,392,285
Electronic Equipment, Instruments & Components — 0.2%
Samsung SDI Co. Ltd. ............... 1,466 756,332
TE Connectivity Ltd. ................. 12,480 1,525,430
2,281,762
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A ............ 40,166 1,110,991
China Oilfield Services Ltd., Class H ...... 556,000 625,900
1,736,891
Equity Real Estate Investment Trusts (REITs) — 5.5%
Alexandria Real Estate Equities, Inc. ...... 20,413 2,966,009
American Tower Corp. ............... 18,402 3,812,710
Assura plc ....................... 5,355,803 3,431,539
Boston Properties, Inc. ............... 29,564 2,149,303
Community Healthcare Trust, Inc. ........ 30,144 1,042,982
Covivio ......................... 25,271 1,353,050
Cromwell European REIT
(e)
............ 732,903 1,137,138
Crown Castle, Inc. .................. 19,555 2,605,899
Digital Realty Trust, Inc. .............. 21,023 2,107,556
EPR Properties .................... 62,238 2,402,387
Equinix, Inc. ...................... 2,278 1,290,350
ESR Kendall Square REIT Co. Ltd. ....... 478,855 1,196,271
Goodman Group ................... 255,562 2,780,696
LondonMetric Property plc ............. 588,659 1,261,714
LXI REIT plc
(e)
..................... 891,264 1,244,207
Omega Healthcare Investors, Inc. ........ 76,181 2,421,032
Outfront Media, Inc. ................. 145,309 2,622,827
Physicians Realty Trust ............... 176,603 2,659,641
Prologis, Inc. ...................... 35,595 3,942,146
Rexford Industrial Realty, Inc. .......... 45,723 2,527,567
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
SBA Communications Corp., Class A ...... 2,619 $ 706,868
SL Green Realty Corp. ............... 54,216 2,151,291
Spirit Realty Capital, Inc. .............. 70,078 2,721,129
Sun Communities, Inc. ............... 23,046 3,107,753
Target Healthcare REIT plc ............ 1,702,394 1,692,649
UDR, Inc. ........................ 94,735 3,766,664
VICI Properties, Inc. ................. 122,999 3,938,428
Warehouses De Pauw CVA ............ 70,812 1,817,457
64,857,263
Food & Staples Retailing — 0.3%
Sendas Distribuidora SA .............. 200,582 768,855
Wal-Mart de Mexico SAB de CV ......... 485,887 1,877,040
Walmart, Inc. ...................... 1,920 273,274
X5 Retail Group NV, GDR, Class S
(c)(e)
..... 21,432 214
2,919,383
Food Products — 0.2%
China Mengniu Dairy Co. Ltd.
(d)
......... 197,000 630,627
Danone SA ....................... 9,240 459,224
Kraft Heinz Co. (The) ................ 14,184 545,658
Mondelez International, Inc., Class A ...... 3,840 236,083
1,871,592
Gas Utilities — 0.1%
ENN Energy Holdings Ltd. ............. 58,200 578,627
Kunlun Energy Co. Ltd. ............... 904,000 540,294
Southwest Gas Holdings, Inc. .......... 1,940 141,756
Tokyo Gas Co. Ltd. ................. 13,200 235,904
1,496,581
Health Care Equipment & Supplies — 0.5%
Baxter International, Inc. .............. 8,320 452,192
EssilorLuxottica SA ................. 8,150 1,288,745
Koninklijke Philips NV ................ 36,600 464,267
Medtronic plc ..................... 27,589 2,409,623
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A .................... 15,000 667,024
Zimmer Biomet Holdings, Inc. .......... 7,080 802,518
6,084,369
Health Care Providers & Services — 0.5%
Cardinal Health, Inc. ................. 13,711 1,040,665
Cigna Corp. ...................... 2,060 665,504
Elevance Health, Inc. ................ 1,080 590,511
Hapvida Participacoes e Investimentos SA
(b)(d)(e)
530,891 802,683
Humana, Inc. ..................... 929 518,456
Laboratory Corp. of America Holdings ..... 4,040 896,314
UnitedHealth Group, Inc. .............. 2,411 1,338,467
5,852,600
Hotels, Restaurants & Leisure — 0.1%
Sands China Ltd.
(d)
.................. 254,000 444,049
Yum China Holdings, Inc. ............. 18,253 754,762
1,198,811
Household Durables — 0.2%
Haier Smart Home Co. Ltd., Class A ...... 144,223 409,470
Haier Smart Home Co. Ltd., Class H ...... 76,600 191,729
Newell Brands, Inc. ................. 27,900 385,299
Taylor Wimpey plc .................. 755,731 812,509
1,799,007
Household Products — 0.2%
Kimberly-Clark Corp. ................ 4,076 507,299
Reckitt Benckiser Group plc ............ 28,827 1,913,076
2,420,375

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Shares
Shares Value
Industrial Conglomerates — 0.0%
Siemens AG (Registered) ............. 2,220 $ 242,444
Insurance — 0.7%
American International Group, Inc. ....... 14,630 833,910
Assurant, Inc. ..................... 8,198 1,113,780
Fidelity National Financial, Inc. .......... 27,570 1,085,707
Prudential Financial, Inc. .............. 1,960 206,172
Prudential plc ..................... 218,090 2,025,984
Sanlam Ltd. ...................... 160,494 467,831
Willis Towers Watson plc .............. 3,619 789,702
Zurich Insurance Group AG ............ 3,233 1,377,820
7,900,906
Interactive Media & Services — 0.0%
Tencent Holdings Ltd. ................ 4,400 115,618
Internet & Direct Marketing Retail — 0.1%
(d)
Alibaba Group Holding Ltd. ............ 89,000 691,967
Alibaba Group Holding Ltd., ADR ........ 8,553 543,800
Prosus NV ....................... 11,400 492,955
1,728,722
IT Services — 1.1%
Accenture plc, Class A ............... 4,814 1,366,695
Cognizant Technology Solutions Corp., Class A 15,350 955,537
Fidelity National Information Services, Inc. .. 32,341 2,683,980
GDS Holdings Ltd., Class A
(d)
........... 328,104 366,214
NEXTDC Ltd.
(d)
.................... 326,000 1,729,813
Paychex, Inc. ..................... 10,383 1,228,413
SS&C Technologies Holdings, Inc. ....... 19,800 1,018,116
SUNeVision Holdings Ltd. ............. 1,948,000 1,031,979
Tata Consultancy Services Ltd. ......... 21,646 835,364
Visa, Inc., Class A .................. 6,371 1,319,816
12,535,927
Life Sciences Tools & Services — 0.1%
Lonza Group AG (Registered) .......... 2,570 1,322,995
Machinery — 0.4%
Epiroc AB, Class A .................. 81,172 1,242,618
Han's Laser Technology Industry Group Co.
Ltd., Class A .................... 165,500 573,203
Komatsu Ltd. ..................... 50,200 983,428
Otis Worldwide Corp. ................ 20,467 1,445,789
4,245,038
Media — 0.1%
Comcast Corp., Class A .............. 19,230 610,360
Publicis Groupe SA ................. 4,020 225,138
835,498
Metals & Mining — 0.1%
Gold Fields Ltd. .................... 44,101 353,284
Gold Fields Ltd., ADR
(f)
............... 31,994 252,113
Zijin Mining Group Co. Ltd., Class H ...... 580,000 553,226
1,158,623
Multiline Retail — 0.0%
Dollar General Corp. ................ 1,566 399,408
Fix Price Group Ltd., GDR
(b)(c)(d)(e)
........ 149,893 24
399,432
Multi-Utilities — 0.4%
Ameren Corp. ..................... 8,281 675,067
CenterPoint Energy, Inc. .............. 17,093 489,031
CMS Energy Corp. .................. 9,434 538,210
Consolidated Edison, Inc. ............. 1,671 146,981
Dominion Energy, Inc. ................ 5,564 389,313
National Grid plc ................... 20,124 219,253
Security
Shares
Shares Value
Multi-Utilities (continued)
NiSource, Inc. ..................... 13,398 $ 344,195
Public Service Enterprise Group, Inc. ..... 19,408 1,088,207
Sempra Energy .................... 7,714 1,164,351
5,054,608
Oil, Gas & Consumable Fuels — 0.9%
BP plc .......................... 336,983 1,864,395
Cheniere Energy, Inc. ................ 3,787 668,065
Chevron Corp. ..................... 4,677 846,069
ConocoPhillips .................... 1,958 246,884
Ecopetrol SA, ADR .................. 48,705 480,231
Enbridge, Inc. ..................... 27,894 1,086,809
EQT Corp. ....................... 15,090 631,366
Hess Corp. ....................... 2,408 339,721
LUKOIL PJSC
(c)
.................... 44,196 7
MOL Hungarian Oil & Gas plc .......... 67,116 402,971
Novatek PJSC
(c)
................... 80 —
Petroleo Brasileiro SA, ADR ........... 26,963 345,666
Petronet LNG Ltd. .................. 276,754 687,510
Shell plc ......................... 16,035 444,195
Targa Resources Corp. ............... 7,112 486,247
TC Energy Corp. ................... 3,924 172,358
Williams Cos., Inc. (The) .............. 46,373 1,517,788
10,220,282
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A .... 2,652 531,699
Godrej Consumer Products Ltd.
(d)
........ 66,241 664,057
Unilever plc, ADR .................. 15,871 722,289
1,918,045
Pharmaceuticals — 0.8%
AstraZeneca plc ................... 26,594 3,120,332
Bayer AG (Registered) ............... 15,800 830,781
Eli Lilly & Co. ..................... 1,050 380,195
Merck & Co., Inc. ................... 2,847 288,116
Novo Nordisk A/S, Class B ............ 12,217 1,328,370
Novo Nordisk A/S, ADR .............. 2,590 281,896
Sanofi .......................... 38,874 3,345,413
9,575,103
Professional Services — 0.2%
Leidos Holdings, Inc. ................ 5,077 515,772
NMG, Inc.
(d)
....................... 602 97,324
RELX plc ........................ 50,677 1,362,260
Robert Half International, Inc. ........... 4,500 344,070
2,319,426
Real Estate Management & Development — 0.6%
Emaar Properties PJSC .............. 376,310 621,196
ESR Group Ltd.
(b)(e)
................. 396,726 676,557
Hang Lung Properties Ltd. ............. 224,000 281,784
Hulic Co. Ltd. ..................... 246,200 1,788,482
Longfor Group Holdings Ltd.
(b)
.......... 117,000 149,079
VGP NV ......................... 8,312 630,253
Vonovia SE ....................... 124,974 2,763,252
6,910,603
Road & Rail — 0.2%
Canadian Pacific Railway Ltd. .......... 9,401 700,714
CSX Corp. ....................... 28,191 819,230
Union Pacific Corp. ................. 1,767 348,346
West Japan Railway Co. .............. 3,300 130,834
1,999,124
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom, Inc. .................... 1,070 503,029
MediaTek, Inc. ..................... 54,000 984,323

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. 350,000 $ 4,207,773
5,695,125
Software — 0.4%
Intuit, Inc. ........................ 3,889 1,662,548
Microsoft Corp. .................... 11,741 2,725,438
4,387,986
Specialty Retail — 0.2%
Industria de Diseno Textil SA ........... 68,551 1,555,985
Ross Stores, Inc. ................... 8,144 779,299
2,335,284
Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd. .......... 5,020 208,932
Samsung Electronics Co. Ltd., GDR
(e)
..... 890 919,191
1,128,123
Textiles, Apparel & Luxury Goods — 0.2%
Kering SA ........................ 2,519 1,153,604
LVMH Moet Hennessy Louis Vuitton SE .... 2,022 1,275,872
Ralph Lauren Corp., Class A ........... 5,030 466,231
2,895,707
Tobacco — 0.2%
Altria Group, Inc. ................... 11,905 550,845
British American Tobacco plc ........... 12,840 507,096
Philip Morris International, Inc. .......... 14,599 1,340,918
2,398,859
Trading Companies & Distributors — 0.1%
Ferguson plc ...................... 12,168 1,327,027
Transportation Infrastructure — 0.7%
Aena SME SA
(b)(d)(e)
................. 7,778 914,160
Atlantia SpA ...................... 61,277 1,366,938
Atlas Arteria Ltd.
(g)
.................. 97,545 410,643
Auckland International Airport Ltd.
(d)
...... 52,609 235,184
Flughafen Zurich AG (Registered)
(d)
...... 3,143 487,593
Fraport AG Frankfurt Airport Services
Worldwide
(d)
.................... 18,015 694,049
Grupo Aeroportuario del Pacifico SAB de CV,
Class B ....................... 61,472 953,463
Hamburger Hafen und Logistik AG ....... 3,392 39,729
Japan Airport Terminal Co. Ltd.
(d)
........ 3,200 136,963
Jiangsu Expressway Co. Ltd., Class H .... 834,000 588,255
Salik Co. PJSC
(d)
................... 771,894 481,238
Transurban Group
(g)
................. 217,702 1,846,755
8,154,970
Water Utilities — 0.0%
American Water Works Co., Inc. ......... 357 51,886
Severn Trent plc ................... 13,400 384,577
436,463
Wireless Telecommunication Services — 0.2%
KDDI Corp. ....................... 31,300 925,133
Rogers Communications, Inc., Class B .... 12,720 529,491
Vodafone Group plc ................. 531,200 620,124
2,074,748
Total Common Stocks — 21.8%
(Cost: $286,158,283) ............................. 255,033,930
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 0.9%
Bombardier, Inc.
(b)
7.50%, 03/15/25 ................. USD 25 $ 24,572
7.13%, 06/15/26 ................. 1,225 1,159,545
7.88%, 04/15/27 ................. 677 642,967
6.00%, 02/15/28 ................. 410 364,859
7.45%, 05/01/34 ................. 372 347,746
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
600 474,000
Maxar Technologies, Inc., 7.75%, 06/15/27
(b)
58 56,860
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 1,058 957,458
Spirit AeroSystems, Inc.
(b)
5.50%, 01/15/25 ................. 22 21,230
7.50%, 04/15/25 ................. 48 46,634
TransDigm, Inc.
8.00%, 12/15/25
(b)
................ 1,610 1,638,175
6.25%, 03/15/26
(b)
................ 2,993 2,952,325
6.38%, 06/15/26 ................. 46 44,390
7.50%, 03/15/27 ................. 69 67,991
4.63%, 01/15/29 ................. 385 327,839
4.88%, 05/01/29 ................. 246 209,163
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... 560 566,026
Wesco Aircraft Holdings, Inc., 9.00%,
11/15/26
(b)
.................... 84 52,920
9,954,700
Airlines — 0.5%
Air Canada, 3.88%, 08/15/26
(b)
......... 451 399,054
Allegiant Travel Co., 7.25%, 08/15/27
(b)
... 106 99,644
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ 1,049 1,147,210
5.50%, 04/20/26 ................. 91 86,414
5.75%, 04/20/29 ................. 1,246 1,134,133
Avianca Midco 2 plc, 9.00%, 12/01/28
(b)
... 254 189,505
Azul Investments LLP
5.88%, 10/26/24
(e)
................ 200 149,500
7.25%, 06/15/26
(b)
................ 200 125,725
Delta Air Lines, Inc., 7.00%, 05/01/25
(b)
.... 39 39,538
Gol Finance SA
(b)
7.00%, 01/31/25 ................. 260 110,500
8.00%, 06/30/26 ................. 218 126,440
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... 191 175,848
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
618 611,403
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
21 21,572
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 30 28,287
Series 2020-1, Class A, 5.88%, 10/15/27 336 324,115
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 385 351,373
4.63%, 04/15/29 ................. 964 824,500
5,944,761
Auto Components — 0.6%
Clarios Global LP
(b)
6.75%, 05/15/25 ................. 288 288,147
6.25%, 05/15/26 ................. 1,418 1,371,915
8.50%, 05/15/27 ................. 3,070 3,008,600
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... 393 343,717
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(b)
.................... 84 57,194
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. 121 125,747
5.00%, 07/15/29 ................. 77 66,771
5.63%, 04/30/33 ................. 39 32,646
Icahn Enterprises LP
6.25%, 05/15/26 ................. 277 266,059

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Auto Components (continued)
5.25%, 05/15/27 ................. USD 1,189 $ 1,095,533
4.38%, 02/01/29 ................. 167 139,423
6,795,752
Automobiles — 0.0%
TML Holdings Pte. Ltd., 4.35%, 06/09/26
(e)
. 300 240,431
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
50 46,528
286,959
Banks — 1.8%
Banco Mercantil del Norte SA, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.64%), 5.88%
(a)(b)(h)
......... 217 166,548
Bangkok Bank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34
(a)(e)
......... 612 454,525
Bank of Communications Hong Kong Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.53%), 3.73%
(a)(e)(h)
... 250 232,188
Bank of East Asia Ltd. (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.53%), 5.83%
(a)(e)(h)
......... 500 365,000
Barclays plc
(a)(h)
(USD Swap Semi 5 Year + 4.84%), 7.75% 322 303,083
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13% ...................... 1,650 1,431,375
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%),
8.00% ...................... 1,265 1,133,255
Burgan Bank SAK, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.01%), 5.75%
(a)(e)(h)
.............. 200 168,038
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(e)(h)
............. 250 225,281
Credit Agricole SA, (USD Swap Semi 5 Year +
6.19%), 8.13%
(a)(b)(h)
.............. 675 671,625
Danske Bank A/S, (US Treasury Yield Curve
Rate T Note Constant Maturity 7 Year +
4.13%), 7.00%
(a)(e)(h)
.............. 1,805 1,665,257
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
...... 648 447,242
HDFC Bank Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.93%), 3.70%
(a)(e)(h)
.............. 300 239,250
HSBC Holdings plc
(a)(h)
(USD Swap Rate 5 Year + 4.37%), 6.38% 718 639,020
(USD Swap Rate 5 Year + 3.75%), 6.00% 487 394,567
Intercorp Peru Ltd., 3.88%, 08/15/29
(b)
.... 317 250,628
JPMorgan Chase & Co., Series W, (LIBOR
USD 3 Month + 1.00%), 3.91%, 05/15/47
(a)
1,492 1,155,554
Kasikornbank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.94%), 5.28%
(a)(e)(h)
.............. 624 545,922
Lloyds Banking Group plc
(a)(h)
(USD Swap Semi 5 Year + 4.50%), 7.50% 380 352,450
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75% ...................... 485 441,677
NBK Tier 1 Ltd., (USD Constant Maturity 6 Year
+ 2.88%), 3.63%
(a)(b)(h)
............. 697 576,898
Nordea Bank Abp
(a)(b)(h)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63% ...................... 1,075 1,012,623
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%),
3.75% ...................... USD 560 $ 392,719
Royal Bank of Canada
(d)
6.39%, 12/30/22 ................. 1 2,104,394
8.89%, 12/30/22 ................. 1 2,104,395
Societe Generale SA, (USD Swap Rate 5 Year
+ 5.87%), 8.00%
(a)(b)(h)
............. 1,050 1,034,010
Standard Chartered plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.14%), 4.30%
(a)(b)(h)
............. 850 558,813
TMBThanachart Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.26%), 4.90%
(a)(e)(h)
............. 400 348,450
Toronto-Dominion Bank (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.08%), 8.13%, 10/31/82
(a)
..... 1,162 1,175,072
20,589,859
Building Products — 0.2%
(b)
Advanced Drainage Systems, Inc., 5.00%,
09/30/27 ..................... 93 86,233
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ..................... 155 129,038
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 ................. 66 57,420
9.75%, 07/15/28 ................. 73 62,657
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28 ..................... 825 693,000
Standard Industries, Inc.
4.75%, 01/15/28 ................. 526 460,907
4.38%, 07/15/30 ................. 187 151,199
3.38%, 01/15/31 ................. 13 9,727
Summit Materials LLC, 5.25%, 01/15/29 ... 128 116,891
1,767,072
Capital Markets — 0.5%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
.................... 135 135,506
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
73 59,860
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... 165 141,900
Goldman Sachs Group, Inc. (The), Series
U, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%), 3.65%
(a)(h)
850 645,935
Huarong Finance 2017 Co. Ltd., 4.75%,
04/27/27
(e)
.................... 200 142,913
Huarong Finance 2019 Co. Ltd., 3.63%,
09/30/30
(e)
.................... 370 222,879
MSCI, Inc., 3.63%, 09/01/30
(b)
......... 49 40,944
OWL Rock Core Income Corp.
5.50%, 03/21/25 ................. 159 149,934
7.75%, 09/16/27
(b)
................ 179 174,490
State Street Corp., (LIBOR USD 3 Month +
1.00%), 4.29%, 06/15/47
(a)
.......... 3,250 2,436,644
SURA Asset Management SA, 4.88%,
04/17/24
(e)
.................... 451 435,440
UBS Group AG
(a)(h)
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
351 339,492
(USD Swap Semi 5 Year + 4.87%), 7.00%
(e)
677 654,997
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%),
4.38%
(b)
..................... 430 298,700
5,879,634

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Chemicals — 0.7%
Alpek SAB de CV, 3.25%, 02/25/31
(b)
..... USD 379 $ 288,940
Avient Corp., 7.13%, 08/01/30
(b)
........ 154 147,266
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 ................. 464 422,807
3.38%, 02/15/29 ................. 364 299,163
Braskem Idesa SAPI, 6.99%, 02/20/32
(b)
... 450 298,184
Braskem Netherlands Finance BV, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 8.22%), 8.50%, 01/23/81
(a)
(b)
......................... 200 190,000
Chemours Co. (The), 5.75%, 11/15/28
(b)
... 71 60,314
Diamond BC BV, 4.63%, 10/01/29
(b)
...... 559 410,647
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 1,586 1,348,100
Equate Petrochemical BV, 2.63%, 04/28/28
(b)
200 165,230
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 226 216,960
HB Fuller Co., 4.25%, 10/15/28 ........ 361 312,265
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 600 491,543
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... 470 396,938
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
281 216,370
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
.. 93 73,307
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
65 56,469
Pearl Holding II Ltd., 0.00%,
(a)(e)(h)
....... 95 3,009
Pearl Holding III Ltd., 9.00%, 10/22/25
(e)
... 76 26,885
Sasol Financing USA LLC
4.38%, 09/18/26 ................. 200 174,787
6.50%, 09/27/28 ................. 255 224,926
5.50%, 03/18/31 ................. 270 201,707
SCIL IV LLC, 5.38%, 11/01/26
(b)
........ 200 158,986
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
.................... 450 368,042
UPL Corp. Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.87%),
5.25%
(a)(e)(h)
................... 210 125,908
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................. 349 305,375
5.63%, 08/15/29 ................. 1,737 1,342,666
8,326,794
Commercial Services & Supplies — 1.0%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
378 321,614
Allied Universal Holdco LLC
(b)
6.63%, 07/15/26 ................. 1,948 1,860,418
9.75%, 07/15/27 ................. 1,538 1,337,153
4.63%, 06/01/28 ................. 979 809,001
6.00%, 06/01/29 ................. 658 456,848
APi Group DE, Inc.
(b)
4.13%, 07/15/29 ................. 108 86,615
4.75%, 10/15/29 ................. 82 69,133
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 630 614,567
5.75%, 07/15/29 ................. 334 262,975
Aramark Services, Inc.
(b)
6.38%, 05/01/25 ................. 184 182,023
5.00%, 02/01/28 ................. 1,056 962,127
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................ 123 104,728
5.00%, 09/01/30 ................. 49 40,809
GFL Environmental, Inc.
(b)
5.13%, 12/15/26 ................. 329 313,169
4.00%, 08/01/28 ................. 771 667,223
4.75%, 06/15/29 ................. 249 217,023
4.38%, 08/15/29 ................. 151 127,892
IAA, Inc., 5.50%, 06/15/27
(b)
.......... 245 229,270
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 68 59,500
Madison IAQ LLC, 5.88%, 06/30/29
(b)
..... 716 490,460
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC
(b)
5.75%, 04/15/26 ................. USD 208 $ 202,457
6.25%, 01/15/28 ................. 1,087 998,937
Tuspark Forward Ltd., 7.95%, 05/13/24
(e)
.. 120 24,000
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... 922 853,228
11,291,170
Communications Equipment — 0.2%
Ciena Corp., 4.00%, 01/31/30
(b)
........ 97 81,965
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 657 612,652
CommScope, Inc.
(b)
6.00%, 03/01/26 ................. 485 467,808
8.25%, 03/01/27 ................. 229 203,306
7.13%, 07/01/28 ................. 322 272,711
4.75%, 09/01/29 ................. 429 362,863
Nokia OYJ, 6.63%, 05/15/39 .......... 98 89,405
Viasat, Inc., 5.63%, 09/15/25
(b)
......... 225 207,518
ViaSat, Inc., 6.50%, 07/15/28
(b)
........ 227 189,687
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... 138 115,215
2,603,130
Construction & Engineering — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
.................... 205 179,529
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 308 265,536
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. 79 68,898
HTA Group Ltd., 7.00%, 12/18/25
(b)
...... 405 355,590
MasTec, Inc., 4.50%, 08/15/28
(b)
........ 72 63,906
Mexico City Airport Trust, 5.50%, 07/31/47
(e)
270 171,450
1,104,909
Consumer Finance — 0.5%
American Express Co., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.85%), 3.55%
(a)(h)
.............. 2,115 1,631,194
ASG Finance DAC, 7.88%, 12/03/24
(b)
.... 262 248,900
Capital One Financial Corp., Series M, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.16%), 3.95%
(a)(h)
.... 1,250 935,050
Ford Motor Credit Co. LLC
5.13%, 06/16/25 ................. 319 307,771
5.11%, 05/03/29 ................. 200 178,800
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(i)
...... 239 189,824
King Talent Management Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.52%), 5.60%
(a)(e)(h)
......... 200 197,600
Muthoot Finance Ltd., 4.40%, 09/02/23
(e)
.. 212 205,640
Navient Corp.
6.13%, 03/25/24 ................. 66 64,777
5.50%, 03/15/29 ................. 169 134,081
OneMain Finance Corp.
6.88%, 03/15/25 ................. 362 351,140
7.13%, 03/15/26 ................. 110 105,930
6.63%, 01/15/28 ................. 290 263,445
5.38%, 11/15/29 ................. 81 66,420
4.00%, 09/15/30 ................. 83 62,665
Shriram Transport Finance Co. Ltd., 5.10%,
07/16/23
(e)
.................... 324 315,900
VistaJet Malta Finance plc, 6.38%, 02/01/30
(b)
122 101,302
5,360,439
Containers & Packaging — 0.6%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... 732 525,432
Ardagh Metal Packaging Finance USA LLC
(b)
6.00%, 06/15/27 ................. 616 591,095
4.00%, 09/01/29 ................. 1,825 1,384,427

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. USD 1,024 $ 972,186
8.75%, 04/15/30 ................. 316 277,685
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 16 16,173
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
15 12,294
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
... 260 194,350
LABL, Inc., 5.88%, 11/01/28
(b)
......... 219 190,237
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
............... 583 571,340
Trivium Packaging Finance BV
(b)(j)
5.50%, 08/15/26 ................. 652 599,644
8.50%, 08/15/27 ................. 1,767 1,661,353
6,996,216
Distributors — 0.0%
(b)
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 104 94,999
Resideo Funding, Inc., 4.00%, 09/01/29 ... 45 36,900
131,899
Diversified Consumer Services — 0.2%
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. 113 90,685
Service Corp. International, 3.38%, 08/15/30 42 33,904
Sotheby's
(b)
7.38%, 10/15/27 ................. 1,264 1,222,920
5.88%, 06/01/29 ................. 600 501,459
1,848,968
Diversified Financial Services — 0.4%
(b)
Jefferies Finance LLC, 5.00%, 08/15/28 ... 267 209,603
MPH Acquisition Holdings LLC, 5.50%,
09/01/28 ..................... 177 152,795
Operadora de Servicios Mega SA de CV Sofom
ER, 8.25%, 02/11/25 ............. 345 144,641
Sabre GLBL, Inc.
9.25%, 04/15/25 ................. 274 265,340
7.38%, 09/01/25 ................. 161 151,128
Shift4 Payments LLC, 4.63%, 11/01/26 .... 745 686,763
Verscend Escrow Corp., 9.75%, 08/15/26 .. 2,491 2,498,573
4,108,843
Diversified Telecommunication Services — 1.5%
Altice France Holding SA, 10.50%, 05/15/27
(b)
1,720 1,340,345
Altice France SA
(b)
8.13%, 02/01/27 ................. 226 206,828
5.13%, 01/15/29 ................. 447 336,368
5.13%, 07/15/29 ................. 505 380,353
CCO Holdings LLC
5.00%, 02/01/28
(b)
................ 43 38,915
4.75%, 03/01/30
(b)
................ 245 205,898
4.50%, 08/15/30
(b)
................ 384 311,639
4.25%, 02/01/31
(b)
................ 321 253,590
4.75%, 02/01/32
(b)
................ 347 277,617
4.50%, 05/01/32 ................. 365 288,350
4.50%, 06/01/33
(b)
................ 254 192,611
4.25%, 01/15/34
(b)
................ 1,089 800,415
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... 564 461,239
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. 217 199,602
5.00%, 05/01/28 ................. 1,534 1,342,250
6.75%, 05/01/29 ................. 486 400,342
6.00%, 01/15/30 ................. 413 322,966
8.75%, 05/15/30 ................. 154 157,273
IHS Holding Ltd., 6.25%, 11/29/28
(b)
...... 370 264,619
Iliad Holding SASU
(b)
6.50%, 10/15/26 ................. 1,303 1,206,734
7.00%, 10/15/28 ................. 596 539,380
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. USD 161 $ 138,598
4.63%, 09/15/27 ................. 76 65,950
4.25%, 07/01/28 ................. 135 111,375
3.63%, 01/15/29 ................. 274 208,925
Liquid Telecommunications Financing plc,
5.50%, 09/04/26
(b)
............... 400 270,000
Lumen Technologies, Inc.
4.00%, 02/15/27
(b)
................ 976 829,795
4.50%, 01/15/29
(b)
................ 468 329,918
Series U, 7.65%, 03/15/42 .......... 194 128,520
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(e)(h)
................... 464 412,467
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK),
07/27/25
(i)
.................... 262 67,350
Sprint Capital Corp.
6.88%, 11/15/28 ................. 137 141,381
8.75%, 03/15/32 ................. 484 568,042
Switch Ltd., 4.13%, 06/15/29
(b)
......... 588 588,294
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 45 34,578
6.00%, 09/30/34 ................. 991 723,163
7.20%, 07/18/36 ................. 21 16,354
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 2,050 1,583,625
6.13%, 03/01/28 ................. 2,539 1,688,435
17,434,104
Electric Utilities — 0.4%
Adani Electricity Mumbai Ltd., 3.95%,
02/12/30
(b)
.................... 400 263,075
AES Panama Generation Holdings SRL,
4.38%, 05/31/30
(e)
............... 270 212,254
Duke Energy Corp., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.32%), 3.25%, 01/15/82
(a)
.......... 1,425 997,682
FEL Energy VI SARL, 5.75%, 12/01/40
(e)
... 443 296,407
Genneia SA, 8.75%, 09/02/27
(b)
........ 261 242,009
Inkia Energy Ltd., 5.88%, 11/09/27
(e)
..... 258 230,152
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(e)
.................... 324 224,532
NextEra Energy Capital Holdings, Inc., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.55%), 3.80%, 03/15/82
(a)
1,898 1,446,111
Oryx Funding Ltd., 5.80%, 02/03/31
(b)
..... 200 174,600
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 420 377,712
Vistra Operations Co. LLC
(b)
5.50%, 09/01/26 ................. 217 208,320
4.38%, 05/01/29 ................. 124 106,054
4,778,908
Electrical Equipment — 0.1%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
.... 808 702,863
Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp., 5.00%, 12/15/29
(b)
...... 808 693,167
Energy Equipment & Services — 0.5%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 498 474,345
6.25%, 04/01/28 ................. 536 498,426
Enerflex Ltd., 9.00%, 10/15/27
(b)
........ 184 178,995
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. 112 108,080
7.50%, 01/15/28 ................. 350 324,625

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Nabors Industries, Inc.
5.75%, 02/01/25 ................. USD 536 $ 515,900
7.38%, 05/15/27
(b)
................ 262 257,407
Precision Drilling Corp., 6.88%, 01/15/29
(b)
. 8 7,357
Tervita Corp., 11.00%, 12/01/25
(b)
....... 60 65,095
Transocean, Inc., 11.50%, 01/30/27
(b)
..... 86 86,393
USA Compression Partners LP
6.88%, 04/01/26 ................. 1,184 1,136,486
6.88%, 09/01/27 ................. 1,166 1,113,530
Weatherford International Ltd.
(b)
11.00%, 12/01/24 ................ 12 12,334
6.50%, 09/15/28 ................. 262 250,210
8.63%, 04/30/30 ................. 261 245,992
5,275,175
Entertainment — 0.2%
(b)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 714 541,919
Live Nation Entertainment, Inc.
4.88%, 11/01/24 ................. 19 18,454
6.50%, 05/15/27 ................. 918 913,054
4.75%, 10/15/27 ................. 818 727,955
3.75%, 01/15/28 ................. 79 68,750
Playtika Holding Corp., 4.25%, 03/15/29 ... 377 314,029
WMG Acquisition Corp., 3.88%, 07/15/30 .. 84 71,785
2,655,946
Equity Real Estate Investment Trusts (REITs) — 0.2%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 145 123,372
CTR Partnership LP, 3.88%, 06/30/28
(b)
... 10 8,434
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 128 104,067
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
...... 236 194,629
Iron Mountain, Inc.
(b)
5.25%, 07/15/30 ................. 226 194,996
5.63%, 07/15/32 ................. 282 241,778
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24
(e)
. 450 270,000
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 829 765,200
4.50%, 02/15/29
(b)
................ 367 322,043
RLJ Lodging Trust LP, 4.00%, 09/15/29
(b)
.. 80 67,032
SBA Communications Corp., 3.13%, 02/01/29 135 109,111
Trust Fibra Uno, 5.25%, 01/30/26
(b)
...... 200 179,250
Uniti Group LP, 4.75%, 04/15/28
(b)
....... 273 223,163
VICI Properties LP, 4.63%, 06/15/25
(b)
.... 16 14,995
2,818,070
Food & Staples Retailing — 0.1%
(b)
Albertsons Cos., Inc.
5.88%, 02/15/28 ................. 467 436,645
4.88%, 02/15/30 ................. 10 8,875
Performance Food Group, Inc., 4.25%,
08/01/29 ..................... 618 523,557
United Natural Foods, Inc., 6.75%, 10/15/28 54 52,157
US Foods, Inc.
6.25%, 04/15/25 ................. 64 63,692
4.75%, 02/15/29 ................. 202 179,023
4.63%, 06/01/30 ................. 483 419,012
1,682,961
Food Products — 0.3%
BRF SA, 4.88%, 01/24/30
(e)
........... 296 230,935
Chobani LLC
(b)
7.50%, 04/15/25 ................. 1,216 1,148,995
4.63%, 11/15/28 ................. 701 608,873
Frigorifico Concepcion SA, 7.70%, 07/21/28
(b)
200 156,350
Security
Par (000)
Par (000) Value
Food Products (continued)
Grupo Bimbo SAB de CV, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.28%), 5.95%
(a)(b)(h)
............. USD 200 $ 195,163
Kraft Heinz Foods Co.
4.88%, 10/01/49 ................. 126 104,973
5.50%, 06/01/50 ................. 424 388,336
Lamb Weston Holdings, Inc., 4.38%, 01/31/32
(b)
218 187,207
Post Holdings, Inc.
(b)
5.50%, 12/15/29 ................. 34 30,597
4.63%, 04/15/30 ................. 12 10,126
4.50%, 09/15/31 ................. 83 68,658
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. 205 171,059
3,301,272
Gas Utilities — 0.0%
(b)
Promigas SA ESP, 3.75%, 10/16/29 ...... 400 297,700
Suburban Propane Partners LP, 5.00%,
06/01/31 ..................... 79 66,410
364,110
Health Care Equipment & Supplies — 0.2%
(b)
Avantor Funding, Inc.
4.63%, 07/15/28 ................. 454 410,284
3.88%, 11/01/29 ................. 275 232,046
Embecta Corp., 6.75%, 02/15/30 ....... 142 129,930
Garden Spinco Corp., 8.63%, 07/20/30 ... 180 185,140
Medline Borrower LP
3.88%, 04/01/29 ................. 27 22,059
5.25%, 10/01/29 ................. 1,562 1,216,408
2,195,867
Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc.
(b)
5.50%, 07/01/28 ................. 74 68,657
5.00%, 04/15/29 ................. 27 24,366
AdaptHealth LLC
(b)
6.13%, 08/01/28 ................. 47 43,471
5.13%, 03/01/30 ................. 22 19,085
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
365 279,225
Cano Health LLC, 6.25%, 10/01/28
(b)
..... 119 95,566
Community Health Systems, Inc.
(b)
5.63%, 03/15/27 ................. 54 43,031
6.00%, 01/15/29 ................. 423 314,010
5.25%, 05/15/30 ................. 205 141,962
Encompass Health Corp.
4.50%, 02/01/28 ................. 23 20,583
4.75%, 02/01/30 ................. 31 26,427
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 588 513,765
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 ................. 207 183,195
4.38%, 02/15/27 ................. 102 80,425
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
... 208 132,883
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 47 44,647
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 220 189,988
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... 334 291,101
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 ................. 1,949 1,832,262
10.00%, 04/15/27 ................ 204 197,940
Tenet Healthcare Corp.
(b)
4.88%, 01/01/26 ................. 502 474,390
6.25%, 02/01/27 ................. 122 116,427
5.13%, 11/01/27 ................. 812 748,055
4.63%, 06/15/28 ................. 48 42,120
6.13%, 10/01/28 ................. 399 345,335

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.25%, 06/01/29 ................. USD 53 $ 44,652
6,313,568
Hotels, Restaurants & Leisure — 1.4%
1011778 BC ULC, 4.38%, 01/15/28
(b)
..... 10 8,771
Boyd Gaming Corp.
4.75%, 12/01/27 ................. 117 107,794
4.75%, 06/15/31
(b)
................ 405 342,120
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 242 211,750
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. 1,045 1,019,640
8.13%, 07/01/27 ................. 1,338 1,301,205
4.63%, 10/15/29 ................. 1,028 822,400
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 502 490,344
Carnival Corp.
(b)
10.50%, 02/01/26 ................ 323 316,527
7.63%, 03/01/26 ................. 67 50,381
5.75%, 03/01/27 ................. 823 570,327
9.88%, 08/01/27 ................. 248 231,260
4.00%, 08/01/28 ................. 550 443,121
6.00%, 05/01/29 ................. 239 158,521
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
.................... 975 987,265
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 105 95,775
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. 502 453,060
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 471 467,463
6.50%, 10/01/28 ................. 139 130,244
Champion Path Holdings Ltd., 4.85%,
01/27/28
(e)
.................... 410 249,152
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 71 67,860
4.75%, 01/15/28 ................. 680 600,930
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. 328 285,262
6.75%, 01/15/30 ................. 93 73,005
Fortune Star BVI Ltd.
(e)
6.75%, 07/02/23 ................. 200 141,800
5.05%, 01/27/27 ................. 250 81,250
Hilton Domestic Operating Co., Inc., 3.75%,
05/01/29
(b)
.................... 24 20,446
Life Time, Inc.
(b)
5.75%, 01/15/26 ................. 173 160,890
8.00%, 04/15/26 ................. 185 162,283
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
294 261,541
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
204 143,759
Melco Resorts Finance Ltd.
(e)
5.63%, 07/17/27 ................. 200 118,058
5.38%, 12/04/29 ................. 383 208,735
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
200 185,979
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... 192 162,362
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 ................. 195 159,656
7.75%, 02/15/29 ................. 63 50,188
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 219 170,272
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
.................... 172 184,255
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 ................. 95 70,300
5.88%, 09/01/31 ................. 95 67,319
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 146 128,845
Royal Caribbean Cruises Ltd.
(b)
11.50%, 06/01/25 ................ 126 135,698
4.25%, 07/01/26 ................. 59 46,908
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.50%, 08/31/26 ................. USD 69 $ 56,414
5.38%, 07/15/27 ................. 111 86,282
11.63%, 08/15/27 ................ 164 157,266
5.50%, 04/01/28 ................. 220 169,400
8.25%, 01/15/29 ................. 172 171,437
9.25%, 01/15/29 ................. 295 299,425
Scientific Games International, Inc.
(b)
8.63%, 07/01/25 ................. 132 135,610
7.00%, 05/15/28 ................. 92 89,031
7.25%, 11/15/29 ................. 33 31,901
Six Flags Entertainment Corp., 5.50%,
04/15/27
(b)
.................... 545 490,500
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
217 219,122
Station Casinos LLC
(b)
4.50%, 02/15/28 ................. 154 132,671
4.63%, 12/01/31 ................. 225 178,768
Studio City Finance Ltd., 6.00%, 07/15/25
(e)
. 709 337,573
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 79 78,605
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 184 143,434
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 59 51,939
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 155 134,819
Wynn Macau Ltd., 5.50%, 01/15/26
(e)
..... 531 363,735
Wynn Resorts Finance LLC
(b)
7.75%, 04/15/25 ................. 106 103,353
5.13%, 10/01/29 ................. 684 544,098
Yum! Brands, Inc., 5.35%, 11/01/43 ...... 115 91,425
16,211,529
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
6.63%, 01/15/28 ................. 30 25,472
4.63%, 08/01/29 ................. 366 274,957
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................. 171 128,802
4.88%, 02/15/30 ................. 490 376,778
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
170 161,609
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
.................... 53 46,839
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 130 126,100
KB Home, 7.25%, 07/15/30 ........... 46 42,493
Mattamy Group Corp.
(b)
5.25%, 12/15/27 ................. 74 63,229
4.63%, 03/01/30 ................. 174 135,676
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
283 162,725
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
.................... 7 5,808
TRI Pointe Homes, Inc., 5.70%, 06/15/28 .. 37 32,056
1,582,544
Household Products — 0.0%
Central Garden & Pet Co.
4.13%, 10/15/30 ................. 5 4,133
4.13%, 04/30/31
(b)
................ 160 132,800
Spectrum Brands, Inc.
(b)
5.00%, 10/01/29 ................. 73 59,860
5.50%, 07/15/30 ................. 63 50,574
247,367
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
(b)
5.25%, 06/01/26 ................. 41 38,904
5.13%, 03/15/28 ................. 955 846,716
4.63%, 02/01/29 ................. 44 36,970

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
5.00%, 02/01/31 ................. USD 160 $ 135,188
1,057,778
Insurance — 1.1%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ 189 156,686
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 841 757,001
6.75%, 10/15/27 ................. 3,154 2,878,025
5.88%, 11/01/29 ................. 982 827,363
Allianz SE
(a)(b)(h)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%),
3.50% ...................... 2,000 1,578,999
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%),
3.20% ...................... 1,000 675,300
Ambac Assurance Corp., 5.10%
(b)(h)
...... 4 4,972
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 833 712,083
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(e)(h)
..... 200 193,820
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. 225 214,354
HUB International Ltd.
(b)
7.00%, 05/01/26 ................. 1,226 1,210,675
5.63%, 12/01/29 ................. 39 33,442
Liberty Mutual Group, Inc., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.32%), 4.13%, 12/15/51
(a)(b)
....... 850 637,500
NFP Corp.
(b)
4.88%, 08/15/28 ................. 1,036 893,768
6.88%, 08/15/28 ................. 1,620 1,376,490
7.50%, 10/01/30 ................. 99 94,274
Ryan Specialty Group LLC, 4.38%, 02/01/30
(b)
126 107,730
12,352,482
Interactive Media & Services — 0.0%
Twitter, Inc.
(b)
3.88%, 12/15/27 ................. 45 45,394
5.00%, 03/01/30 ................. 71 71,389
116,783
Internet & Direct Marketing Retail — 0.0%
Match Group Holdings II LLC
(b)
4.63%, 06/01/28 ................. 100 88,863
5.63%, 02/15/29 ................. 83 73,540
3.63%, 10/01/31 ................. 89 67,841
230,244
IT Services — 0.2%
(b)
Acuris Finance US, Inc., 5.00%, 05/01/28 .. 331 268,110
Ahead DB Holdings LLC, 6.63%, 05/01/28 . 131 106,381
Arches Buyer, Inc., 4.25%, 06/01/28 ..... 83 68,090
Booz Allen Hamilton, Inc., 4.00%, 07/01/29 . 378 330,414
CA Magnum Holdings, 5.38%, 10/31/26 ... 512 428,800
Cablevision Lightpath LLC
3.88%, 09/15/27 ................. 200 170,047
5.63%, 09/15/28 ................. 400 318,016
ION Trading Technologies SARL, 5.75%,
05/15/28 ..................... 200 160,916
Northwest Fiber LLC
4.75%, 04/30/27 ................. 487 437,783
6.00%, 02/15/28 ................. 438 343,629
10.75%, 06/01/28 ................ 58 54,447
Tempo Acquisition LLC, 5.75%, 06/01/25 .. 57 56,015
2,742,648
Security
Par (000)
Par (000) Value
Leisure Products — 0.0%
Mattel, Inc.
6.20%, 10/01/40 ................. USD 108 $ 92,022
5.45%, 11/01/41 ................. 249 193,497
285,519
Life Sciences Tools & Services — 0.0%
Syneos Health, Inc., 3.63%, 01/15/29
(b)
... 205 169,778
Machinery — 0.4%
EnPro Industries, Inc., 5.75%, 10/15/26 ... 65 62,075
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 104 84,240
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(i)
......... 105 95,947
OT Merger Corp., 7.88%, 10/15/29
(b)
..... 94 60,395
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
.................... 100 87,748
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
89 89,116
Terex Corp., 5.00%, 05/15/29
(b)
........ 356 317,570
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 1,348 1,101,990
Titan International, Inc., 7.00%, 04/30/28 .. 55 51,415
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(b)
806 666,179
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
1,688 1,512,870
Wabash National Corp., 4.50%, 10/15/28
(b)
. 180 151,316
4,280,861
Marine — 0.0%
Seaspan Corp., 5.50%, 08/01/29
(b)
...... 269 207,552
Media — 1.6%
Altice Financing SA
(b)
5.00%, 01/15/28 ................. 429 339,192
5.75%, 08/15/29 ................. 988 775,343
AMC Networks, Inc., 4.25%, 02/15/29 .... 95 73,387
Block Communications, Inc., 4.88%, 03/01/28
(b)
39 33,892
Cable One, Inc., 4.00%, 11/15/30
(b)
...... 80 65,112
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 247 235,375
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 1,991 1,791,900
7.75%, 04/15/28 ................. 931 759,743
7.50%, 06/01/29 ................. 1,110 872,515
CMG Media Corp., 8.88%, 12/15/27
(b)
.... 646 547,485
CSC Holdings LLC
(b)
6.50%, 02/01/29 ................. 290 273,325
5.75%, 01/15/30 ................. 408 312,120
4.13%, 12/01/30 ................. 766 602,666
4.50%, 11/15/31 ................. 385 299,443
Directv Financing LLC, 5.88%, 08/15/27
(b)
.. 626 563,776
DISH DBS Corp.
5.25%, 12/01/26
(b)
................ 1,416 1,230,150
5.75%, 12/01/28
(b)
................ 811 653,869
5.13%, 06/01/29 ................. 297 199,479
LCPR Senior Secured Financing DAC
(b)
6.75%, 10/15/27 ................. 1,078 1,005,235
5.13%, 07/15/29 ................. 412 347,110
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 792 712,966
4.25%, 01/15/29 ................. 34 28,050
4.63%, 03/15/30 ................. 47 38,879
Paramount Global, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.00%), 6.38%, 03/30/62
(a)
.......... 431 364,376
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 712 601,640
6.50%, 09/15/28 ................. 1,577 993,510
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... 958 737,737

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Media (continued)
Sirius XM Radio, Inc.
(b)
5.00%, 08/01/27 ................. USD 183 $ 168,360
4.00%, 07/15/28 ................. 264 226,955
3.88%, 09/01/31 ................. 549 439,200
Stagwell Global LLC, 5.63%, 08/15/29
(b)
... 83 71,588
Univision Communications, Inc.
(b)
5.13%, 02/15/25 ................. 349 337,221
6.63%, 06/01/27 ................. 575 567,813
7.38%, 06/30/30 ................. 185 178,987
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
579 486,204
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... 957 814,791
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
.... 513 406,511
Ziggo BV, 4.88%, 01/15/30
(b)
.......... 200 167,871
18,323,776
Metals & Mining — 0.8%
ABJA Investment Co. Pte. Ltd., 5.95%,
07/31/24
(e)
.................... 405 395,888
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ..................... 200 152,975
Arconic Corp., 6.13%, 02/15/28
(b)
....... 657 615,859
ATI, Inc.
4.88%, 10/01/29 ................. 83 69,788
5.13%, 10/01/31 ................. 239 197,034
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 1,702 1,600,654
Carpenter Technology Corp., 7.63%, 03/15/30 183 178,835
Commercial Metals Co., 4.38%, 03/15/32 .. 70 57,076
Constellium SE
(b)
5.88%, 02/15/26 ................. 1,102 1,025,918
5.63%, 06/15/28 ................. 250 219,385
3.75%, 04/15/29 ................. 436 340,952
ERO Copper Corp., 6.50%, 02/15/30
(b)
.... 118 86,435
FMG Resources August 2006 Pty. Ltd., 6.13%,
04/15/32
(b)
.................... 307 269,423
Freeport Indonesia PT, 4.76%, 04/14/27
(e)
.. 464 415,860
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 ................. 133 116,348
4.50%, 06/01/31 ................. 399 313,016
Metinvest BV, 8.50%, 04/23/26
(e)
........ 246 103,320
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 586 499,733
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 723 632,796
4.75%, 01/30/30 ................. 903 767,139
3.88%, 08/15/31 ................. 990 766,963
Periama Holdings LLC, 5.95%, 04/19/26
(e)
.. 365 295,490
Vedanta Resources Finance II plc
13.88%, 01/21/24
(e)
............... 484 403,777
8.95%, 03/11/25
(e)
................ 200 124,000
8.95%, 03/11/25
(b)
................ 282 174,840
9,823,504
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 4.38%,
01/15/27
(b)
.................... 72 63,595
Multiline Retail — 0.0%
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
.. 418 397,196
Multi-Utilities — 0.1%
Dominion Energy, Inc., Series C, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.20%), 4.35%
(a)(h)
.......... 790 653,559
Oil, Gas & Consumable Fuels — 2.5%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 626 635,676
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. 132 125,703
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.75%, 01/15/28 ................. USD 33 $ 31,091
5.38%, 06/15/29 ................. 169 154,179
Antero Resources Corp., 7.63%, 02/01/29
(b)
. 50 51,000
Apache Corp.
4.25%, 01/15/30 ................. 168 149,472
5.10%, 09/01/40 ................. 102 82,591
5.35%, 07/01/49 ................. 36 27,785
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 421 513,620
5.88%, 06/30/29 ................. 1,074 942,435
BP Capital Markets plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.40%), 4.88%
(a)(h)
.............. 1,175 991,700
Buckeye Partners LP
4.13%, 03/01/25
(b)
................ 7 6,597
5.85%, 11/15/43 ................. 93 69,780
5.60%, 10/15/44 ................. 62 45,880
Callon Petroleum Co.
6.38%, 07/01/26 ................. 318 304,940
8.00%, 08/01/28
(b)
................ 549 546,974
7.50%, 06/15/30
(b)
................ 468 444,506
Cheniere Energy Partners LP, 4.50%, 10/01/29 487 429,997
Chesapeake Energy Corp.
(b)
5.88%, 02/01/29 ................. 21 19,841
6.75%, 04/15/29 ................. 482 472,106
Citgo Holding, Inc., 9.25%, 08/01/24
(b)
.... 226 226,209
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 ................. 171 168,375
6.38%, 06/15/26 ................. 392 386,065
Civitas Resources, Inc., 5.00%, 10/15/26
(b)
. 72 66,272
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
85 69,913
CNX Resources Corp.
(b)
6.00%, 01/15/29 ................. 59 55,076
7.38%, 01/15/31 ................. 182 180,666
Colgate Energy Partners III LLC
(b)
7.75%, 02/15/26 ................. 140 139,259
5.88%, 07/01/29 ................. 399 371,972
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................. 475 454,813
5.88%, 01/15/30 ................. 417 376,309
Continuum Energy Levanter Pte. Ltd.
4.50%, 02/09/27
(b)
................ 411 324,838
4.50%, 02/09/27
(e)
................ 213 168,152
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 1,380 1,224,750
Crescent Energy Finance LLC, 7.25%,
05/01/26
(b)
.................... 545 505,384
Crestwood Midstream Partners LP
(b)
5.63%, 05/01/27 ................. 41 38,564
6.00%, 02/01/29 ................. 46 43,014
8.00%, 04/01/29 ................. 65 65,000
CrownRock LP
(b)
5.63%, 10/15/25 ................. 1,257 1,215,771
5.00%, 05/01/29 ................. 29 26,344
DCP Midstream Operating LP, 6.75%,
09/15/37
(b)
.................... 195 188,268
DT Midstream, Inc.
(b)
4.13%, 06/15/29 ................. 313 270,589
4.38%, 06/15/31 ................. 513 432,202
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(b)
.................... 328 310,318
EIG Pearl Holdings SARL, 3.55%, 08/31/36
(b)
511 392,192
Enbridge, Inc., Series 16-A, (LIBOR USD 3
Month + 3.89%), 6.00%, 01/15/77
(a)
.... 750 674,877

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP, Series H, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.69%), 6.50%
(a)(h)
.......... USD 536 $ 460,960
EnLink Midstream LLC
5.63%, 01/15/28
(b)
................ 910 872,190
5.38%, 06/01/29 ................. 31 28,619
EnLink Midstream Partners LP
4.85%, 07/15/26 ................. 17 16,024
5.60%, 04/01/44 ................. 121 94,328
5.05%, 04/01/45 ................. 32 23,236
5.45%, 06/01/47 ................. 46 34,950
EnQuest plc, 11.63%, 11/01/27
(b)
....... 200 195,540
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 63 61,017
4.13%, 12/01/26 ................. 16 14,138
6.50%, 07/01/27
(b)
................ 337 328,575
7.50%, 06/01/30
(b)
................ 74 71,965
Genesis Energy LP
6.50%, 10/01/25 ................. 53 50,823
7.75%, 02/01/28 ................. 72 68,670
Greenko Solar Mauritius Ltd.
(e)
5.55%, 01/29/25 ................. 200 174,000
5.95%, 07/29/26 ................. 200 160,500
Greenko Wind Projects Mauritius Ltd., 5.50%,
04/06/25
(e)
.................... 300 254,250
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 36 35,394
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 40 38,349
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 197 168,465
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................. 52 48,880
5.75%, 02/01/29 ................. 112 102,480
6.00%, 04/15/30 ................. 7 6,339
6.00%, 02/01/31 ................. 12 10,889
6.25%, 04/15/32 ................. 5 4,586
India Green Energy Holdings, 5.38%,
04/29/24
(e)
.................... 250 229,562
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 282 226,588
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)(e)
.. 191 188,910
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 35 33,995
Matador Resources Co., 5.88%, 09/15/26 .. 163 160,148
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(b)
.................... 260 197,366
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26
(e)
400 356,000
Murphy Oil Corp., 6.13%, 12/01/42
(j)
..... 11 8,676
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 770 755,914
6.50%, 09/30/26 ................. 1,307 1,267,790
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
132 119,412
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
.... 174 173,225
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(b)
. 826 801,220
NuStar Logistics LP
5.75%, 10/01/25 ................. 69 66,532
6.00%, 06/01/26 ................. 82 79,507
6.38%, 10/01/30 ................. 17 15,756
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 39 39,960
8.88%, 07/15/30 ................. 63 71,505
6.63%, 09/01/30 ................. 539 560,589
7.50%, 05/01/31 ................. 44 47,300
6.45%, 09/15/36 ................. 14 13,888
6.20%, 03/15/40 ................. 819 787,911
6.60%, 03/15/46 ................. 16 15,748
Parkland Corp., 5.88%, 07/15/27
(b)
...... 118 110,866
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
PDC Energy, Inc., 6.13%, 09/15/24 ...... USD 25 $ 24,752
Permian Resources Operating LLC, 6.88%,
04/01/27
(b)
.................... 208 201,760
Puma International Financing SA, 5.00%,
01/24/26
(b)
.................... 350 311,019
Range Resources Corp., 4.88%, 05/15/25 .. 49 47,265
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. 295 262,736
SCC Power plc
(b)(i)
8.00%, (8.00% Cash or 8.00% PIK),
12/31/28 .................... 526 191,727
4.00%, (4.00% Cash or 4.00% PIK),
05/17/32 .................... 285 20,087
SM Energy Co.
5.63%, 06/01/25 ................. 60 58,284
6.75%, 09/15/26 ................. 115 113,275
6.63%, 01/15/27 ................. 16 15,680
6.50%, 07/15/28 ................. 39 37,830
Southwestern Energy Co.
5.38%, 02/01/29 ................. 473 441,072
4.75%, 02/01/32 ................. 150 129,480
Sunoco LP, 6.00%, 04/15/27 .......... 4 3,919
Tallgrass Energy Partners LP
(b)
6.00%, 03/01/27 ................. 31 29,254
6.00%, 12/31/30 ................. 21 19,010
6.00%, 09/01/31 ................. 102 90,794
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
764 713,317
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. 658 564,235
4.13%, 08/15/31 ................. 570 485,942
3.88%, 11/01/33 ................. 630 505,575
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.. 148 138,459
Western Midstream Operating LP
5.45%, 04/01/44 ................. 129 104,615
5.30%, 03/01/48 ................. 402 324,615
5.50%, 08/15/48 ................. 51 41,134
5.50%, 02/01/50
(j)
................ 983 765,246
29,715,682
Paper & Forest Products — 0.0%
Suzano Austria GmbH
3.75%, 01/15/31 ................. 258 205,271
Series DM3N, 3.13%, 01/15/32 ....... 344 253,700
458,971
Pharmaceuticals — 0.2%
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28
(b)
.................... 200 165,860
Elanco Animal Health, Inc., 6.40%, 08/28/28
(j)
320 286,278
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... 403 357,663
Organon & Co., 5.13%, 04/30/31
(b)
...... 1,248 1,059,889
Teva Pharmaceutical Finance Netherlands III
BV
3.15%, 10/01/26 ................. 84 70,140
4.75%, 05/09/27 ................. 200 175,750
2,115,580
Professional Services — 0.1%
(b)
AMN Healthcare, Inc., 4.00%, 04/15/29 ... 56 48,187
CoreLogic, Inc., 4.50%, 05/01/28 ....... 545 366,617
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 436 369,837
Science Applications International Corp.,
4.88%, 04/01/28 ................ 91 82,855
867,496
Real Estate Management & Development — 0.4%
Agile Group Holdings Ltd., 5.75%, 01/02/25
(e)
518 124,255
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(b)
.................... 402 342,780

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
China Aoyuan Group Ltd.
(d)(e)(k)
7.95%, 02/19/23 ................. USD 600 $ 20,175
5.98%, 08/18/25 ................. 265 9,573
China Evergrande Group
(d)(e)(k)
11.50%, 01/22/23 ................ 390 13,967
12.00%, 01/22/24 ................ 822 28,667
10.50%, 04/11/24 ................ 250 8,953
China SCE Group Holdings Ltd., 7.38%,
04/09/24
(e)
.................... 341 45,673
CIFI Holdings Group Co. Ltd.
(d)(e)(k)
6.45%, 11/07/24 ................. 411 29,798
6.00%, 07/16/25 ................. 234 15,795
Country Garden Holdings Co. Ltd., 6.15%,
09/17/25
(e)
.................... 200 18,000
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
............... 449 426,977
Easy Tactic Ltd., 7.50%, (7.50% Cash or 7.50%
PIK), 07/11/28
(i)
................ 466 37,292
Fantasia Holdings Group Co. Ltd.
(d)(e)(k)
15.00%, 12/18/21 ................ 400 22,000
12.25%, 10/18/22 ................ 400 22,000
10.88%, 01/09/23 ................ 218 11,990
11.75%, 04/17/23 ................ 600 33,000
11.88%, 06/01/23 ................ 300 16,500
9.25%, 07/28/23 ................. 600 33,000
Global Prime Capital Pte. Ltd., 5.95%,
01/23/25
(e)
.................... 204 187,017
Howard Hughes Corp. (The)
(b)
5.38%, 08/01/28 ................. 204 174,511
4.13%, 02/01/29 ................. 118 92,220
4.38%, 02/01/31 ................. 78 58,609
JGC Ventures Pte. Ltd.
(i)
0.00%, (0.00% Cash or 3.00% PIK),
06/30/25 .................... 4 1,673
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25
(d)(e)(k)
................. 239 94,296
Kaisa Group Holdings Ltd., 11.50%, 01/30/23
(d)
(e)(k)
........................ 700 47,250
KWG Group Holdings Ltd., 5.95%, 08/10/25
(e)
550 57,750
MAF Global Securities Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.54%), 6.38%
(a)(e)(h)
............. 338 309,017
MAF Sukuk Ltd., 4.64%, 05/14/29
(e)
...... 200 181,250
Modern Land China Co. Ltd.
(d)(e)(k)
12.85%, 10/25/21 ................ 200 30,000
9.80%, 04/11/23 ................. 200 30,000
Modernland Overseas Pte. Ltd.
(e)
Series 2, 1.00%, 04/30/27 .......... 5 2,135
3.00%, (3.00% Cash or 3.00% PIK),
04/30/27
(d)(i)(k)
................. 447 190,323
New Metro Global Ltd., 6.80%, 08/05/23
(e)
.. 208 97,760
NWD Finance BVI Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.86%), 4.13%
(a)(e)(h)
............. 589 356,345
Powerlong Real Estate Holdings Ltd., 7.13%,
01/15/24
(e)
.................... 190 17,084
Realogy Group LLC
(b)
5.75%, 01/15/29 ................. 287 206,281
5.25%, 04/15/30 ................. 126 87,371
Redsun Properties Group Ltd., 10.50%,
10/03/22
(d)(e)(k)
.................. 712 32,040
RKPF Overseas 2019 A Ltd., 6.00%, 09/04/25
(e)
430 163,400
Ronshine China Holdings Ltd., 8.10%,
06/09/23
(d)(e)(k)
.................. 200 8,000
Shimao Group Holdings Ltd., 3.45%, 01/11/31
(d)
(e)(k)
........................ 500 20,000
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Shui On Development Holding Ltd.
6.15%, 08/24/24
(e)
................ USD 435 $ 243,600
Sunac China Holdings Ltd.
(d)(e)(k)
7.50%, 02/01/24 ................. 300 17,250
6.65%, 08/03/24 ................. 200 11,500
Theta Capital Pte. Ltd., 8.13%, 01/22/25
(e)
.. 200 134,600
Times China Holdings Ltd., 6.75%, 07/08/25
(e)
552 35,880
Wanda Properties International Co. Ltd., 7.25%,
01/29/24
(e)
.................... 250 107,500
WeWork Cos. LLC, 5.00%, 07/10/25
(b)
.... 213 106,500
Yango Justice International Ltd.
(d)(k)
10.25%, 09/15/22 ................ 250 3,750
8.25%, 11/25/23
(e)
................ 472 7,080
7.88%, 09/04/24
(e)
................ 290 4,350
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24
(e)
330 181,500
Yuzhou Group Holdings Co. Ltd.
(d)(e)(k)
6.00%, 10/25/23 ................. 200 6,000
8.38%, 10/30/24 ................. 200 6,000
8.30%, 05/27/25 ................. 200 6,000
7.85%, 08/12/26 ................. 200 6,000
6.35%, 01/13/27 ................. 600 18,000
4,600,237
Road & Rail — 0.4%
(b)
Albion Financing 1 SARL, 6.13%, 10/15/26 . 200 170,758
Avis Budget Car Rental LLC, 5.38%, 03/01/29 27 23,389
Hertz Corp. (The)
4.63%, 12/01/26 ................. 103 87,808
5.00%, 12/01/29 ................. 116 91,889
NESCO Holdings II, Inc., 5.50%, 04/15/29 .. 214 187,586
Uber Technologies, Inc.
7.50%, 05/15/25 ................. 552 552,276
8.00%, 11/01/26 ................. 513 514,898
7.50%, 09/15/27 ................. 643 642,851
6.25%, 01/15/28 ................. 218 207,100
4.50%, 08/15/29 ................. 1,594 1,366,377
Williams Scotsman International, Inc.
6.13%, 06/15/25 ................. 170 169,665
4.63%, 08/15/28 ................. 256 231,207
4,245,804
Semiconductors & Semiconductor Equipment — 0.0%
(b)
Entegris Escrow Corp., 4.75%, 04/15/29 ... 86 75,987
Synaptics, Inc., 4.00%, 06/15/29 ........ 567 468,351
544,338
Software — 0.8%
(b)
ACI Worldwide, Inc., 5.75%, 08/15/26 .... 176 167,200
AthenaHealth Group, Inc., 6.50%, 02/15/30 . 1,740 1,357,200
Boxer Parent Co., Inc.
7.13%, 10/02/25 ................. 260 255,488
9.13%, 03/01/26 ................. 596 569,221
Central Parent, Inc., 7.25%, 06/15/29 ..... 976 932,870
Clarivate Science Holdings Corp.
3.88%, 07/01/28 ................. 1,100 943,338
4.88%, 07/01/29 ................. 799 666,166
Condor Merger Sub, Inc., 7.38%, 02/15/30 . 952 787,374
Consensus Cloud Solutions, Inc.
6.00%, 10/15/26 ................. 59 53,144
6.50%, 10/15/28 ................. 77 67,967
Elastic NV, 4.13%, 07/15/29 .......... 304 253,817
Fair Isaac Corp., 4.00%, 06/15/28 ....... 183 165,586
Helios Software Holdings, Inc., 4.63%, 05/01/28 200 154,392
MicroStrategy, Inc., 6.13%, 06/15/28 ..... 340 291,336
NCR Corp.
5.00%, 10/01/28 ................. 70 58,821
5.13%, 04/15/29 ................. 224 187,994

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Software (continued)
6.13%, 09/01/29 ................. USD 235 $ 223,976
Picard Midco, Inc., 6.50%, 03/31/29 ...... 2,184 1,893,927
SS&C Technologies, Inc., 5.50%, 09/30/27 . 10 9,298
Veritas US, Inc., 7.50%, 09/01/25 ....... 614 516,884
ZoomInfo Technologies LLC, 3.88%, 02/01/29 282 235,626
9,791,625
Specialty Retail — 0.6%
Arko Corp., 5.13%, 11/15/29
(b)
......... 149 117,970
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 41 35,545
4.75%, 03/01/30 ................. 10 8,192
5.00%, 02/15/32
(b)
................ 128 103,200
Carvana Co.
(b)
5.50%, 04/15/27 ................. 27 12,831
4.88%, 09/01/29 ................. 119 52,658
10.25%, 05/01/30 ................ 24 14,400
eG Global Finance plc
(b)
6.75%, 02/07/25 ................. 400 360,000
8.50%, 10/30/25 ................. 200 184,588
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
21 17,270
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 193 152,417
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
81 67,248
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
... 139 97,228
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... 240 202,445
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
..... 108 87,016
PetSmart, Inc., 7.75%, 02/15/29
(b)
....... 992 931,448
Sonic Automotive, Inc., 4.63%, 11/15/29
(b)
.. 55 43,061
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 112 89,969
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 1,394 1,223,988
6.13%, 07/01/29 ................. 936 761,120
6.00%, 12/01/29 ................. 742 604,990
Staples, Inc., 7.50%, 04/15/26
(b)
........ 388 337,009
Vivo Energy Investments BV, 5.13%, 09/24/27
(b)
386 339,680
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 1,685 1,428,037
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(i)
........... 174 147,030
7,419,340
Textiles, Apparel & Luxury Goods — 0.0%
(b)
Crocs, Inc.
4.25%, 03/15/29 ................. 14 11,165
4.13%, 08/15/31 ................. 128 96,948
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 80 64,143
172,256
Thrifts & Mortgage Finance — 0.1%
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 488 480,729
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 139 82,162
Ladder Capital Finance Holdings LLLP, 4.75%,
06/15/29
(b)
.................... 55 43,778
MGIC Investment Corp., 5.25%, 08/15/28 .. 105 95,259
Nationstar Mortgage Holdings, Inc.
(b)
6.00%, 01/15/27 ................. 218 194,020
5.13%, 12/15/30 ................. 81 60,566
5.75%, 11/15/31 ................. 98 75,178
1,031,692
Trading Companies & Distributors — 0.1%
(b)
Fortress Transportation & Infrastructure
Investors LLC
6.50%, 10/01/25 ................. 43 41,264
9.75%, 08/01/27 ................. 27 27,488
5.50%, 05/01/28 ................. 264 220,740
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Foundation Building Materials, Inc., 6.00%,
03/01/29 ..................... USD 85 $ 58,723
Imola Merger Corp., 4.75%, 05/15/29 ..... 551 475,072
WESCO Distribution, Inc., 7.25%, 06/15/28 . 256 259,702
1,082,989
Transportation Infrastructure — 0.0%
DP World Salaam, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.75%), 6.00%
(a)(e)(h)
.............. 348 336,364
Wireless Telecommunication Services — 0.4%
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 1,970 1,851,800
Globe Telecom, Inc., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.53%), 4.20%
(a)(e)(h)
.............. 340 285,557
Kenbourne Invest SA, 6.88%, 11/26/24
(b)
... 297 264,330
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(i)
........ 202 68,128
Millicom International Cellular SA, 5.13%,
01/15/28
(e)
.................... 474 403,837
Vmed O2 UK Financing I plc, 4.75%, 07/15/31
(b)
1,106 893,714
Vodafone Group plc
(a)
(USD Swap Semi 5 Year + 4.87%), 7.00%,
04/04/79 .................... 955 907,250
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
3.25%, 06/04/81 ............... 550 440,974
5,115,590
Total Corporate Bonds — 23.7%
(Cost: $328,585,274) ............................. 277,451,795
Equity-Linked Notes
Aerospace & Defense — 0.1%
(b)
Citigroup Global Markets Holdings, Inc.
(Lockheed Martin Corp.), 13.55%, 11/03/22 —
(l)
130,330
HSBC Bank plc (AAR Corp.), 17.06%, 12/01/22 EUR 3 320,374
JPMorgan Structured Products BV (Boeing
Co.), 18.07%, 12/01/22 ............. GBP 35 329,349
UBS AG (Raytheon Technologies Corp.),
16.32%, 11/14/22 ................ USD 5 397,232
1,177,285
Air Freight & Logistics — 0.1%
BNP Paribas SA (United Parcel Service, Inc.),
14.66%, 12/14/22
(a)
............... 8 1,303,393
Societe Generale SA (FedEx Corp.),
15.54%, 11/14/22
(b)
............... 1 96,462
1,399,855
Airlines — 0.2%
UBS AG (Datalogic SpA), 13.50%, 11/30/22 . 49 1,650,327
Auto Components — 0.0%
Royal Bank of Canada (Lear Corp.),
28.51%, 11/03/22
(b)
............... 3 375,003
Automobiles — 0.3%
BNP Paribas SA (General Motors Co.),
27.24%, 11/21/22
(a)(b)
.............. 9 348,652
Citigroup Global Markets Holdings, Inc. (Tesla,
Inc.), 11.71%, 12/07/22 ............. 7 1,671,760
Societe Generale SA (Ford Motor Co.),
17.53%, 12/16/22 ................ 121 1,580,200
3,600,612

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Banks — 0.6%
BMO Capital Markets Corp. (Citigroup, Inc.),
17.71%, 11/03/22
(b)
............... USD 10 $ 468,121
Citigroup Global Markets Holdings, Inc.
(First Citizens BancShares, Inc.),
19.24%, 11/14/22
(b)
............... 1 495,827
HSBC Bank plc (Sanofi), 20.25%, 12/12/22 . EUR 6 526,561
JPMorgan Structured Products BV (Comerica,
Inc.), 15.97%, 11/17/22
(b)
............ USD 2 127,863
JPMorgan Structured Products BV (Wells
Fargo & Co.), 20.06%, 11/02/22
(b)
...... 12 551,089
Royal Bank of Canada (JPMorgan Chase &
Co.), 16.68%, 11/30/22 ............. 18 2,174,602
Royal Bank of Canada (KeyCorp.),
20.53%, 12/07/22 ................ 65 1,115,125
Royal Bank of Canada (Kotak Mahindra Bank
Ltd.), 16.84%, 12/14/22 ............ 11 1,338,258
Societe Generale SA (Kotak Mahindra Bank
Ltd.), 18.74%, 12/08/22
(b)
........... 2 266,234
7,063,680
Biotechnology — 0.1%
Royal Bank of Canada (Adbri Ltd.),
14.60%, 11/02/22
(b)
............... 11 1,592,453
Capital Markets — 0.5%
Barclays Bank plc (Netwealth Group Ltd.),
26.72%, 12/21/22 ................ 17 234,506
BNP Paribas SA (Invesco Ltd.),
34.65%, 11/21/22
(a)(b)
.............. 12 184,965
Citigroup Global Markets Holdings, Inc.
(Canaccord Genuity Group, Inc.),
16.60%, 11/30/22 ................ 16 1,644,869
Goldman Sachs International (Nasdaq, Inc.),
11.37%, 12/07/22 ................ 11 661,686
Royal Bank of Canada (Goldman Sachs Group,
Inc. (The)), 10.11%, 11/30/22 ......... 5 1,671,023
Royal Bank of Canada (Morgan Stanley),
13.17%, 11/30/22 ................ 20 1,625,561
6,022,610
Chemicals — 0.4%
BMO Capital Markets Corp. (PPG Industries,
Inc.), 20.12%, 11/25/22
(b)
............ 2 182,702
BNP Paribas SA (Corp Financiera Alba SA),
27.95%, 11/03/22
(a)(b)
.............. 3 888,462
Goldman Sachs International (Dow, Inc.),
18.08%, 12/07/22 ................ 34 1,568,838
Royal Bank of Canada (Ecolab, Inc.),
17.37%, 11/02/22
(b)
............... 5 842,743
Societe Generale SA (DuPont de Nemours,
Inc.), 8.93%, 11/02/22
(b)
............ 28 1,581,869
5,064,614
Commercial Services & Supplies — 0.2%
Citigroup Global Markets Holdings, Inc. (Waste
Management, Inc.), 13.51%, 12/16/22 ... 12 1,884,805
Communications Equipment — 0.1%
(b)
Citigroup Global Markets Holdings, Inc.
(Telefonaktiebolaget LM Ericsson),
20.05%, 11/14/22 ................ 9 50,519
Goldman Sachs International (Cisco Systems,
Inc.), 18.03%, 11/03/22 ............. 13 565,220
615,739
Construction Materials — 0.1%
BNP Paribas SA (Vulcan Materials Co.),
17.23%, 11/03/22
(a)(b)
.............. 7 1,188,219
Security
Par (000)
Par (000) Value
Consumer Finance — 0.7%
BMO Capital Markets Corp. (Centuria Office
REIT), 23.72%, 11/25/22
(b)
........... USD 2 $ 211,913
BNP Paribas SA (Discover Financial Services),
15.47%, 12/14/22
(a)
............... 13 1,350,682
BNP Paribas SA (Synchrony Financial),
16.09%, 12/14/22
(a)
............... 37 1,329,773
JPMorgan Structured Products BV (American
Express Co.), 13.35%, 11/18/22
(b)
...... 17 2,603,055
JPMorgan Structured Products BV (Discover
Financial Services), 14.59%, 11/18/22
(b)
.. 14 1,406,766
Royal Bank of Canada (American Express Co.),
11.99%, 12/14/22 ................ 12 1,750,135
8,652,324
Containers & Packaging — 0.2%
Credit Suisse AG (Sealed Air Corp.),
16.10%, 11/17/22
(b)
............... 6 302,865
Mizuho Markets Cayman LP (Graphic
Packaging Holding Co.), 14.55%, 12/14/22 30 697,128
Royal Bank of Canada (Sealed Air Corp.),
13.91%, 11/02/22
(b)
............... 18 840,704
1,840,697
Diversified Financial Services — 0.1%
Barclays Bank plc (Equitable Holdings, Inc.),
35.39%, 12/21/22 ................ 11 344,071
Societe Generale SA (Apollo Global
Management, Inc.), 31.11%, 12/14/22 ... 10 507,945
852,016
Diversified Telecommunication Services — 0.2%
Citigroup Global Markets Holdings, Inc.
(Verizon Communications, Inc.),
23.25%, 11/17/22
(b)
............... 10 358,581
JPMorgan Structured Products BV (AT&T, Inc.),
18.71%, 12/14/22 ................ 21 350,795
Royal Bank of Canada (AT&T, Inc.),
8.10%, 12/07/22 ................. 62 1,095,311
1,804,687
Electric Utilities — 0.1%
(b)
JPMorgan Structured Products BV (American
Electric Power Co., Inc.), 18.46%, 11/03/22
(e)
3 255,206
Royal Bank of Canada (Edison International),
19.09%, 11/14/22 ................ 4 238,350
493,556
Electrical Equipment — 0.2%
JPMorgan Structured Products BV (Eaton
Corp. plc), 10.70%, 11/02/22
(b)
........ 13 1,912,202
Electronic Equipment, Instruments & Components — 0.1%
Royal Bank of Canada (Corning, Inc.),
20.46%, 12/14/22 ................ 41 1,320,368
Energy Equipment & Services — 0.1%
Royal Bank of Canada (Halliburton Co.),
16.44%, 12/14/22 ................ 38 1,356,052
Entertainment — 0.2%
JPMorgan Structured Products BV (Electronic
Arts, Inc.), 12.92%, 11/02/22
(b)
........ 22 2,817,744
Equity Real Estate Investment Trusts (REITs) — 0.5%
Barclays Bank plc (SL Green Realty Corp.),
28.74%, 12/21/22 ................ 3 135,678
BNP Paribas SA (Equinix, Inc.),
16.38%, 11/01/22
(b)
............... 3 1,507,525
Goldman Sachs International (Prologis, Inc.),
10.95%, 12/07/22 ................ 15 1,640,871

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
JPMorgan Structured Products BV (American
Tower Corp.), 16.25%, 11/18/22
(b)
...... USD 9 $ 1,972,202
JPMorgan Structured Products BV
(Frasers Logistics & Commercial Trust),
13.90%, 11/03/22
(b)
............... 4 837,361
6,093,637
Food & Staples Retailing — 0.5%
BNP Paribas SA (Walmart, Inc.),
17.10%, 12/08/22
(a)(b)
.............. 1 137,779
Credit Suisse AG (Kroger Co. (The)),
18.00%, 12/01/22
(b)
............... 58 2,654,138
Goldman Sachs International (Tractor Supply
Co.), 11.76%, 12/07/22 ............. 3 679,429
Societe Generale SA (Walmart, Inc.),
10.69%, 11/16/22
(b)
............... 15 2,145,512
5,616,858
Food Products — 0.0%
Barclays Bank plc (Mondelez International,
Inc.), 18.77%, 12/21/22 ............. 2 138,748
Societe Generale SA (Kraft Heinz Co. (The)),
24.86%, 12/14/22 ................ 9 320,897
459,645
Health Care Equipment & Supplies — 0.3%
(b)
BNP Paribas SA (Becton Dickinson and Co.),
14.05%, 11/03/22
(a)
............... 7 1,708,875
BNP Paribas SA (Hologic, Inc.),
9.65%, 11/01/22 ................. 14 931,309
Goldman Sachs International (Zimmer Biomet
Holdings, Inc.), 16.55%, 11/21/22 ...... 4 463,814
UBS AG (Medtronic plc), 13.05%, 11/21/22 . 7 616,253
3,720,251
Health Care Providers & Services — 1.0%
BMO Capital Markets Corp. (Cigna Corp.),
19.80%, 12/14/22 ................ 1 398,327
BMO Capital Markets Corp. (Laboratory Corp.
of America Holdings), 21.60%, 12/14/22 . 2 346,303
BNP Paribas SA (Elevance Health, Inc.),
16.46%, 11/21/22
(a)(b)
.............. 1 356,351
BNP Paribas SA (Humana, Inc.)
14.73%, 11/01/22
(b)
............... 4 2,293,028
19.67%, 12/08/22
(a)(b)
.............. 1 261,419
BNP Paribas SA (McKesson Corp.),
17.86%, 11/01/22
(a)(b)
.............. 4 1,481,698
Credit Suisse AG (CVS Health Corp.),
15.20%, 11/02/22
(b)
............... 19 1,779,170
Merrill Lynch International & Co. (Cardinal
Health, Inc.), 19.33%, 12/21/22 ....... 6 435,433
Royal Bank of Canada (Cigna Corp.),
14.13%, 11/04/22
(b)
............... 5 1,370,375
Royal Bank of Canada (UnitedHealth Group,
Inc.)
13.75%, 11/10/22
(b)
............... 1 729,818
9.90%, 11/30/22 ................. 4 2,179,981
11,631,903
Hotels, Restaurants & Leisure — 0.5%
BNP Paribas SA (Marriott International, Inc.),
11.80%, 11/02/22
(b)
................ 11 1,693,667
BNP Paribas SA (MGM Resorts International),
30.52%, 11/02/22
(a)(b)
.............. 19 620,481
Societe Generale SA (Hilton Worldwide
Holdings, Inc.), 10.82%, 12/16/22 ...... 12 1,577,047
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Societe Generale SA (McDonald's Corp.),
8.54%, 12/16/22 ................. USD 8 $ 2,099,072
5,990,267
Household Durables — 0.2%
(b)
BNP Paribas SA (DR Horton, Inc.),
10.36%, 11/04/22 ................ 22 1,673,656
BNP Paribas SA (Kraft Heinz Co. (The)),
18.61%, 12/07/22 ................ 15 670,957
2,344,613
Industrial Conglomerates — 0.3%
(b)
BNP Paribas SA (Honeywell International, Inc.),
12.02%, 11/18/22 ................ 15 2,911,887
HSBC Bank plc (Siemens AG),
16.29%, 12/01/22 ................ EUR 1 140,561
3,052,448
Insurance — 0.4%
Bank of Montreal (Fidelity National Financial,
Inc.), 16.09%, 11/25/22
(b)
............ USD 9 338,828
BNP Paribas SA (American International
Group, Inc.), 16.44%, 11/25/22
(a)(b)
..... 9 461,400
BNP Paribas SA (Willis Towers Watson plc),
20.41%, 12/08/22
(a)(b)
.............. 2 440,728
Goldman Sachs International (Marsh &
McLennan Cos., Inc.), 5.59%, 12/07/22 .. 13 2,143,937
HSBC Bank plc (Prudential plc),
18.26%, 12/01/22
(b)
............... GBP 31 294,508
JPMorgan Structured Products BV (MetLife,
Inc.), 12.47%, 11/03/22
(b)
............ USD 15 1,073,619
4,753,020
Internet & Direct Marketing Retail — 0.2%
BNP Paribas SA (Amazon.com, Inc.),
14.06%, 12/14/22
(a)
............... 22 2,248,079
IT Services — 0.3%
BNP Paribas SA (Accenture plc),
16.31%, 12/16/22
(a)(b)
.............. 5 1,477,141
Goldman Sachs International (Cognizant
Technology Solutions Corp.),
17.78%, 11/03/22
(b)
............... 9 585,553
Royal Bank of Canada (Fidelity National
Information Services, Inc.)
16.35%, 11/04/22
(b)
............... 9 712,696
20.34%, 11/14/22
(b)
............... 4 316,254
UBS AG (SS&C Technologies Holdings, Inc.),
16.22%, 11/14/22
(b)
............... 6 311,410
3,403,054
Machinery — 0.6%
Societe Generale SA (Spirax-Sarco
Engineering plc)
15.80%, 11/22/22 ................ —
(l)
1,902,910
7.09%, 11/23/22 ................. —
(l)
1,801,355
15.59%, 12/02/22 ................ —
(l)
1,903,591
7.67%, 12/07/22 ................. —
(l)
1,801,621
7,409,477
Media — 0.1%
(b)
JPMorgan Structured Products BV (Publicis
Groupe SA), 20.80%, 11/10/22 ........ EUR 3 136,116
Societe Generale SA (Comcast Corp.),
16.47%, 11/14/22 ................ USD 12 367,151
503,267

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Metals & Mining — 0.2%
Citigroup Global Markets Holdings, Inc. (Nucor
Corp.), 10.11%, 12/07/22 ........... USD 8 $ 1,079,655
Goldman Sachs International (Alcoa Corp.),
15.26%, 12/07/22 ................ 39 1,549,408
2,629,063
Multiline Retail — 0.3%
Merrill Lynch International & Co. (Vinci SA),
14.48%, 11/25/22
(b)
............... 1 224,087
Royal Bank of Canada (Macy's, Inc.),
15.66%, 11/30/22 ................ 83 1,701,923
UBS AG (Vinci SA), 10.30%, 11/30/22 ..... 7 1,636,513
3,562,523
Multi-Utilities — 0.1%
(b)
BMO Capital Markets Corp. (Sempra Energy),
12.71%, 11/25/22 ................ 1 197,471
BNP Paribas SA (Public Service Enterprise
Group, Inc.), 14.35%, 11/21/22
(a)
...... 5 271,101
Merrill Lynch International & Co. (Ameren
Corp.), 14.73%, 11/25/22 ........... 1 73,981
542,553
Oil, Gas & Consumable Fuels — 1.0%
BNP Paribas SA (Williams Cos., Inc. (The)),
19.95%, 12/08/22
(a)(b)
.............. 6 178,153
Citigroup Global Markets Holdings, Inc. (EQT
AB), 18.27%, 11/14/22
(b)
............ 9 377,717
Credit Suisse AG (Shell plc),
21.45%, 11/10/22
(b)
............... GBP 10 259,495
JPMorgan Structured Products BV (BP plc),
19.01%, 12/01/22
(b)
............... 112 613,824
JPMorgan Structured Products BV (Occidental
Petroleum Corp.), 12.58%, 11/02/22
(b)
... USD 21 1,505,439
JPMorgan Structured Products BV (Pioneer
Natural Resources Co.), 10.37%, 11/01/22
(b)
10 2,445,350
Nomura Bank International plc (Marathon
Petroleum Corp.), 10.84%, 11/02/22
(b)
... 17 1,896,637
Royal Bank of Canada (Exxon Mobil Corp.),
15.45%, 12/14/22 ................ 16 1,806,677
Royal Bank of Canada (Hess Corp.),
33.27%, 12/08/22
(b)
............... 2 279,841
Societe Generale SA (ConocoPhillips),
29.15%, 11/03/22
(b)
............... 2 236,184
Societe Generale SA (Williams Cos., Inc.
(The)), 21.73%, 11/02/22
(b)
.......... 70 2,296,526
11,895,843
Personal Products — 0.0%
BNP Paribas SA (Unilever plc),
19.34%, 11/25/22
(a)(b)
.............. 10 425,823
Pharmaceuticals — 0.6%
BNP Paribas SA (Novo Nordisk A/S),
24.18%, 12/08/22
(a)(b)
.............. 1 106,600
Citigroup Global Markets Holdings, Inc. (Eli Lilly
& Co.), 15.77%, 11/01/22
(b)
.......... 9 3,064,522
Credit Suisse AG (Pfizer, Inc.),
13.95%, 11/02/22
(b)
............... 30 1,415,458
HSBC Bank plc (Bayer AG), 19.25%, 12/12/22 EUR 9 482,506
Royal Bank of Canada (AstraZeneca plc),
17.23%, 12/01/22
(b)
............... GBP 6 675,555
Royal Bank of Canada (Zoetis, Inc.),
16.67%, 11/04/22
(b)
............... USD 7 1,093,231
Societe Generale SA (Merck & Co., Inc.),
14.55%, 11/03/22
(b)
............... 2 153,441
6,991,313
Security
Par (000)
Par (000) Value
Professional Services — 0.0%
Toronto-Dominion Bank (The) (Leidos Holdings,
Inc.), 16.29%, 11/15/22
(b)
............ USD 3 $ 273,348
Road & Rail — 0.1%
Societe Generale SA (Old Dominion Freight
Line, Inc.), 13.00%, 12/16/22 ......... 6 1,588,759
Semiconductors & Semiconductor Equipment — 0.3%
BNP Paribas SA (QUALCOMM, Inc.),
20.04%, 11/03/22
(a)(b)
.............. 5 548,878
Citigroup Global Markets Holdings, Inc.
(NVIDIA Corp.), 13.63%, 11/15/22
(b)
.... 8 1,095,557
Merrill Lynch International & Co. (Broadcom,
Inc.), 15.41%, 11/21/22
(b)(e)
.......... 1 236,287
Societe Generale SA (KLA Corp.),
13.55%, 12/16/22 ................ 5 1,574,835
3,455,557
Software — 1.2%
BNP Paribas SA (Fair Isaac Corp.),
21.23%, 11/10/22
(a)(b)
.............. 3 1,184,410
Citigroup Global Markets Holdings, Inc.
(Microsoft Corp.), 16.53%, 11/14/22
(b)
... 1 210,020
Citigroup Global Markets Holdings, Inc.
(Salesforce, Inc.), 19.14%, 12/01/22
(b)
... 10 1,495,857
Citigroup Global Markets Holdings, Inc.
(ServiceNow, Inc.), 13.62%, 12/16/22 ... 4 1,776,446
Credit Suisse AG (Oracle Corp.),
12.10%, 12/01/22
(b)
............... 41 2,785,192
Credit Suisse AG (Palo Alto Networks, Inc.),
15.65%, 11/18/22
(b)
............... 3 1,301,438
Credit Suisse AG (Synopsys, Inc.),
11.55%, 11/02/22
(b)
................ 6 1,814,614
Royal Bank of Canada (Cadence Design
Systems, Inc.), 10.86%, 12/14/22 ...... 9 1,293,325
Royal Bank of Canada (Microsoft Corp.),
13.43%, 12/14/22 ................ 10 2,441,622
14,302,924
Specialty Retail — 1.0%
BNP Paribas SA (AutoZone, Inc.),
12.00%, 11/04/22
(b)
............... 1 2,000,770
Citigroup Global Markets Holdings, Inc.
(O'Reilly Automotive, Inc.), 8.72%, 12/16/22 2 1,572,717
Citigroup Global Markets Holdings, Inc. (Ross
Stores, Inc.), 19.60%, 11/17/22
(b)
...... 3 250,251
JPMorgan Structured Products BV (Simon
Property Group, Inc.), 16.46%, 11/01/22
(b)
19 2,030,334
Royal Bank of Canada (Home Depot, Inc.
(The)), 16.10%, 11/15/22
(b)
.......... 7 1,985,488
Royal Bank of Canada (Lowe's Cos., Inc.),
22.47%, 11/15/22
(b)
............... 10 1,952,640
UBS AG (Ulta Beauty, Inc.), 12.80%, 11/30/22 4 1,610,568
11,402,768
Technology Hardware, Storage & Peripherals — 0.7%
Credit Suisse AG (Apple, Inc.),
17.40%, 11/23/22
(b)
............... 36 5,394,926
Royal Bank of Canada (Apple, Inc.),
11.94%, 12/14/22 ................ 17 2,620,303
8,015,229
Textiles, Apparel & Luxury Goods — 0.0%
Barclays Bank plc (Ralph Lauren Corp.),
24.19%, 12/21/22 ................ 3 280,248

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Tobacco — 0.4%
Citigroup Global Markets Holdings, Inc. (Altria
Group, Inc.), 7.80%, 12/16/22 ........ USD 42 $ 1,892,016
Citigroup Global Markets Holdings, Inc. (Philip
Morris International, Inc.), 7.67%, 12/07/22 24 2,181,223
Merrill Lynch International & Co. (Altria Group,
Inc.), 18.95%, 12/21/22 ............. 7 328,125
Royal Bank of Canada (British American
Tobacco plc), 20.85%, 12/12/22 ....... GBP 8 292,652
4,694,016
Trading Companies & Distributors — 0.1%
Societe Generale SA (United Rentals, Inc.),
13.59%, 12/16/22 ................ USD 5 1,578,293
Wireless Telecommunication Services — 0.1%
(b)
Credit Suisse AG (Vodafone Group plc),
19.25%, 11/10/22 ................ GBP 319 372,176
Royal Bank of Canada (Rogers
Communications, Inc.), 14.26%, 11/03/22 CAD 8 314,330
686,506
Total Equity-Linked Notes — 15.6%
(Cost: $178,473,903) ............................. 182,236,133
Floating Rate Loan Interests
Aerospace & Defense — 0.2%
(a)
Atlas CC Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.25%),
7.32%
,
 05/25/28 ................. USD 301 264,501
Atlas CC Acquisition Corp., 1st Lien Term
Loan C, (LIBOR USD 3 Month + 4.25%),
7.32%
,
 05/25/28 ................. 61 53,796
Bleriot US Bidco, Inc., Term Loan, (LIBOR USD
3 Month + 4.00%), 7.67%
,
 10/30/26 .... 83 81,562
COBHAM Ultra SeniorCo SARL, Facility Term
Loan B, (LIBOR USD 6 Month + 3.75%),
7.06%
,
 08/03/29 ................. 55 52,938
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
7.25%
,
 04/06/26 ................. 320 299,223
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 1 Month + 3.50%),
7.25%
,
 04/06/26 ................. 172 160,857
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 7.50%
,
 02/01/28 297 285,452
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 11.16%
,
 02/01/29 190 179,659
Setanta Aircraft Leasing DAC, Term
Loan, (LIBOR USD 3 Month + 2.00%),
5.67%
,
 11/05/28 ................. 207 203,808
TransDigm, Inc., Term Loan G, (LIBOR USD 3
Month + 2.25%), 5.92%
,
 08/22/24 ..... 220 215,768
1,797,564
Airlines — 0.2%
(a)
AAdvantage Loyality IP Ltd., Term Loan,
(LIBOR USD 3 Month + 4.75%),
8.99%
,
 04/20/28 ................. 259 256,581
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 6.42%
,
 08/11/28 .......... 262 255,589
American Airlines, Inc., Term Loan
(LIBOR USD 1 Month + 2.00%),
5.41%, 12/15/23 ............... 135 134,152
(LIBOR USD 1 Month + 1.75%),
5.35%, 06/27/25 ............... 249 234,747
Security
Par (000)
Par (000) Value
Airlines (continued)
(LIBOR USD 1 Month + 1.75%),
5.50%, 01/29/27 ............... USD 93 $ 85,887
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 1
Month + 3.00%), 6.49%
,
 12/11/26 ...... 62 53,922
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 8.78%
,
 06/21/27 358 364,967
United Airlines, Inc., Term Loan B, (LIBOR USD
3 Month + 3.75%), 8.11%
,
 04/21/28 .... 282 274,467
1,660,312
Auto Components — 0.0%
(a)
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 7.00%
,
 04/30/26 440 426,554
RealTruck Group, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 7.25%
,
 01/31/28 4 3,233
429,787
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 8.00%
,
 12/12/25
(a)
.... 219 214,846
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan, (SOFR 3
Month + 3.25%), 6.90%
,
 01/24/29 ..... 613 558,173
Naked Juice LLC, 2nd Lien Term Loan, (SOFR
3 Month + 6.00%), 9.65%
,
 01/24/30 .... 206 178,791
736,964
Building Products — 0.1%
(a)
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
6.59%
,
 04/12/28 ................. 53 44,568
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25% -
7.25%
,
 11/23/27 ................. 244 205,166
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
7.25%
,
 10/02/28 ................. 89 78,662
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, (LIBOR USD 3 Month + 0.00%),
3.50% - 7.13%
,
 10/02/28 ........... 2 1,505
CPG International LLC, Term Loan, (SOFR 1
Month + 2.50%), 6.27%
,
 04/28/29 ..... 150 144,626
Jeld-Wen, Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 6.00%
,
 07/28/28 ..... 117 107,889
Wilsonart LLC, Term Loan E, (LIBOR USD 3
Month + 3.25%), 6.93%
,
 12/31/26 ..... 232 214,322
796,738
Capital Markets — 0.1%
(a)
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
8.25%
,
 07/31/26 ................. 164 156,913
Azalea TopCo, Inc., 1st Lien Term Loan
(LIBOR USD 1 Month + 3.50%),
7.25%, 07/24/26 ............... 190 176,917
(LIBOR USD 1 Month + 3.75%),
7.50%, 07/24/26 ............... 82 76,491
Castlelake Aviation One DAC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
6.04%
,
 10/22/26 ................. 177 173,688
Focus Financial Partners LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
6.25%
,
 06/30/28 ................. 219 213,738

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Greenhill & Co., Inc., Term Loan, (LIBOR USD
3 Month + 3.25%), 6.32%
,
 04/12/24 .... USD 113 $ 109,409
Ion Trading Finance Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 8.42%
,
 04/01/28 76 70,541
Mercury Borrower, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
7.19%
,
 08/02/28
(c)
................ 269 251,256
Mercury Borrower, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.50%),
10.25%
,
 08/02/29 ................ 81 71,539
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
9.76%
,
 11/28/23 ................. 60 60,098
1,360,590
Chemicals — 0.2%
(a)
ARC Falcon I, Inc., Delayed Draw Term Loan,
09/30/28
(m)
..................... 26 23,510
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 7.50%
,
 09/30/28 ..... 180 159,836
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.00%),
7.58%
,
 11/24/27 ................. 91 84,904
Ascend Performance Materials Operations
LLC, Term Loan, (SOFR 6 Month + 4.75%),
8.83%
,
 08/27/26 ................. 291 284,880
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 5.42%
,
 06/01/24 ........... 108 106,410
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
7.42%
,
 12/29/27 ................. 73 57,437
Discovery Purchaser Corp., 1st Lien
Term Loan, (SOFR 3 Month + 4.38%),
7.97%
,
 10/04/29 ................. 199 181,538
Ecovyst Catalyst Technologies LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
6.91%
,
 06/09/28 ................. 189 181,771
Element Solutions, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.00%), 5.75%
,
 01/31/26 296 294,596
Herens Holdco SARL, Facility Term Loan
B, (LIBOR USD 3 Month + 4.00%),
7.67%
,
 07/03/28 ................. 161 141,464
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
7.25%
,
 06/30/27 ................. 108 100,364
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
6.17%
,
 03/02/26 ................. 202 198,116
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 7.01%
,
 05/15/24 ........... 205 202,553
Nouryon Finance BV, Term Loan, (LIBOR USD
3 Month + 2.75%), 7.16%
,
 10/01/25 .... 28 25,968
Oxea Holding Vier GMBH, Term Loan
B2, (LIBOR USD 3 Month + 3.25%),
7.00%
,
 10/14/24 ................. 220 200,189
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.00%),
8.41%
,
 03/16/27 ................. 78 72,857
Sparta US HoldCo LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.05%
,
 08/02/28 ................. 153 144,460
Security
Par (000)
Par (000) Value
Chemicals (continued)
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 7.44%
,
 09/22/28 USD 77 $ 74,198
2,535,051
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
7.50%
,
 05/12/28 ................. 319 288,504
Amentum Government Services Holdings
LLC, 1st Lien Term Loan, (SOFR 6 Month +
4.00%), 7.21% - 7.56%
,
 02/15/29 ...... 137 131,988
Aramark Intermediate HoldCo Corp., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
5.50%
,
 03/11/25 ................. 84 81,445
Aramark Intermediate HoldCo Corp., Term
Loan B5, (LIBOR USD 1 Month + 2.50%),
6.25%
,
 04/06/28 ................. 116 113,816
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 5.50%
,
 09/07/27 260 256,047
Clean Harbors, Inc., Term Loan, (LIBOR USD 1
Month + 2.00%), 5.75%
,
 10/08/28 ..... 148 146,835
Covanta Holding Corp., Term Loan B, (LIBOR
USD 1 Month + 2.50%), 6.25%
,
 11/30/28 . 208 205,466
Covanta Holding Corp., Term Loan C, (LIBOR
USD 1 Month + 2.50%), 6.25%
,
 11/30/28 . 15 15,150
LABL, Inc., Term Loan, (LIBOR USD 1 Month +
5.00%), 8.75%
,
 10/29/28 ........... 154 141,361
PECF USS Intermediate Holding III Corp.,
Term Loan, (LIBOR USD 1 Month + 4.25%),
8.00%
,
 12/15/28 ................. 161 123,374
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 6.50%
,
 09/23/26 ........... 131 128,810
Tempo Acquisition LLC, Term Loan B1, (SOFR
1 Month + 3.00%), 6.73%
,
 08/31/28 .... 588 579,516
TruGreen Ltd. Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
7.75%
,
 11/02/27 ................. 130 119,812
Viad Corp., Term Loan, (LIBOR USD 1 Month +
5.00%), 8.75%
,
 07/30/28 ........... 154 144,511
2,476,635
Communications Equipment — 0.0%
ViaSat, Inc., Term Loan, (SOFR 1 Month +
4.50%), 8.34%
,
 03/02/29
(a)
.......... 240 226,345
Construction & Engineering — 0.1%
(a)
Brand Industrial Services, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%), 7.92% -
8.61%
,
 06/21/24 ................. 364 313,997
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 6.76%
,
 01/21/28 ........... 108 105,613
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
7.25%
,
 05/12/28 ................. 151 143,143
562,753
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 5.75%
,
 01/15/27 ........... 187 182,611
New AMI I LLC, 1st Lien Term Loan, (SOFR 1
Month + 6.00%), 9.73%
,
 03/08/29 ..... 165 135,186
Oscar AcquisitionCo LLC, Term Loan B, (SOFR
3 Month + 4.50%), 8.15%
,
 04/29/29 .... 165 148,642

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Construction Materials (continued)
Standard Industries, Inc., Term Loan, (LIBOR
USD 3 Month + 2.50%), 6.68%
,
 09/22/28 USD 145 $ 142,122
TAMKO Building Products LLC, Term Loan,
(LIBOR USD 3 Month + 3.00%), 6.07% -
7.41%
,
 05/29/26 ................. 90 87,207
695,768
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
7.50%
,
 12/01/27 ................. 220 212,788
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
7.02%
,
 04/03/24 ................. 298 283,169
Pactiv Evergreen, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.25%), 7.00%
,
 02/05/26 106 102,714
Tosca Services LLC, Term Loan, (SOFR 1
Month + 3.50%), 7.34%
,
 08/18/27 ..... 138 118,385
Trident TPI Holdings, Inc., Delayed Draw Term
Loan B3, (LIBOR USD 3 Month + 0.00%),
4.00% - 7.77%
,
 09/15/28 ........... 14 13,375
Trident TPI Holdings, Inc., Term Loan
B3, (LIBOR USD 3 Month + 4.00%),
7.67%
,
 09/15/28 ................. 158 150,006
880,437
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.75%), 8.16%
,
 10/28/27
(a)
138 125,878
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
7.25%
,
 12/11/28 ................. 191 174,568
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
9.50%
,
 12/10/29 ................. 125 105,781
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
6.01%
,
 11/24/28 ................. 143 139,169
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.50%), 8.58%
,
 01/15/27 ........... 306 299,207
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
7.92%
,
 07/30/25 ................. 128 122,550
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 8.67%
,
 09/01/25 ..... 429 343,896
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
6.75%
,
 02/05/26 ................. 270 252,330
WCG Purchaser Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%), 7.67% -
7.75%
,
 01/08/27 ................. 160 151,520
1,589,021
Diversified Financial Services — 0.2%
(a)
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 6.77%
,
 03/10/28
(c)
109 107,697
Belron Finance LLC, Term Loan, (LIBOR USD
3 Month + 2.25%), 6.69%
,
 10/30/26 .... 174 170,813
Belron Group SA, Term Loan, (LIBOR USD 3
Month + 2.50%), 7.06%
,
 04/13/28 ..... 176 172,592
Deerfield Dakota Holding LLC, 1st Lien
Term Loan, (SOFR 1 Month + 3.75%),
7.48%
,
 04/09/27 ................. 440 415,254
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
10.50%
,
 04/07/28 ................ USD 195 $ 187,931
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
7.12%
,
 12/17/27 ................. 80 68,237
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
6.00%
,
 03/24/25 ................. 135 131,927
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
7.16%
,
 12/11/26
(c)
................ 314 284,170
Travelport Finance SARL, 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.00%),
10.42%
,
 05/29/26 ................ 145 97,214
Travelport Finance SARL, Term Loan, (LIBOR
USD 3 Month + 1.50%), 5.17%
,
 02/28/25 213 208,702
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 2.93%),
6.34%
,
 01/31/29 ................. 74 72,272
White Cap Supply Holdings LLC, Term Loan,
(SOFR 1 Month + 3.75%), 7.48%
,
 10/19/27 138 130,579
2,047,388
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan
(LIBOR USD 3 Month + 2.75%),
6.83%, 07/15/25 ............... 53 50,052
(LIBOR USD 3 Month + 2.75%),
6.83%, 01/31/26 ............... 112 104,612
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 6.91%
,
 08/14/26 .... 180 164,702
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 6.66%
,
 11/30/27 . 73 70,671
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 7.26%
,
 12/11/26 .... 690 665,483
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
7.31%
,
 10/02/27 ................. 111 92,762
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
7.44%
,
 05/01/28 ................. 152 143,221
Iridium Satellite LLC, Term Loan B2, (LIBOR
USD 1 Month + 2.50%), 6.25%
,
 11/04/26 . 254 249,634
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 5.50%
,
 03/01/27 112 106,644
Orbcomm, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.25%), 7.32% -
8.00%
,
 09/01/28 ................. 136 120,659
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 7.00%
,
 09/25/26 .... 195 178,384
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 1 Month + 3.25%),
6.66%
,
 01/31/29 ................. 107 105,187
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 6.75%
,
 03/09/27 288 232,589
2,284,600

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
5.75%
,
 01/15/25 ................. USD 72 $ 70,664
Edgewater Generation LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
7.50%
,
 12/13/25 ................. 88 78,769
149,433
Electrical Equipment — 0.0%
(a)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.75%),
8.39%
,
 06/23/28 ................. 190 179,686
AZZ, Inc., Term Loan, (SOFR 3 Month +
4.25%), 6.98% - 7.38%
,
 05/13/29 ...... 48 48,061
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 6.75%
,
 02/12/25 49 45,974
273,721
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., Term Loan B, (LIBOR USD 1
Month + 2.75%), 6.59%
,
 07/02/29
(a)
.... 147 142,836
Entertainment — 0.2%
(a)
AMC Entertainment Holdings, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.00%),
6.31%
,
 04/22/26 ................. 275 194,347
Aristocrat Technologies, Inc., Term Loan B,
(SOFR 3 Month + 2.25%), 5.90%
,
 05/24/29 19 18,976
City Football Group Ltd., Term Loan, (LIBOR
USD 3 Month + 3.50%), 6.48%
,
 07/21/28 214 198,729
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
7.26%
,
 07/03/24 ................. 500 486,387
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
5.31%
,
 10/19/26 ................. 506 488,645
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 6.50%
,
 03/13/28 225 218,219
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.00%
,
 05/30/25 ................. 8 7,680
SMG US Midco 2, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.50%),
6.91%
,
 01/23/25 ................. 158 149,829
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 6.51%
,
 05/18/25 ..... 410 398,480
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 5.88%
,
 01/20/28 379 369,173
2,530,465
Equity Real Estate Investment Trusts (REITs) — 0.0%
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 5.76%
,
 05/11/24
(a)
107 105,150
Food & Staples Retailing — 0.0%
US Foods, Inc., Term Loan B
(a)
(LIBOR USD 1 Month + 2.00%),
5.75%, 09/13/26 ............... 207 202,815
(LIBOR USD 1 Month + 2.75%),
6.50%, 11/22/28 ............... 145 142,359
345,174
Security
Par (000)
Par (000) Value
Food Products — 0.2%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
7.50%
,
 10/01/25 ................. USD 205 $ 177,590
B&G Foods, Inc., Term Loan B4, (LIBOR USD
1 Month + 2.50%), 6.25%
,
 10/10/26 .... 44 41,148
Chobani LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 7.25%
,
 10/25/27 ..... 406 367,944
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
6.00%
,
 01/29/27 ................. 458 441,598
Hostess Brands LLC, 1st Lien Term Loan B,
(LIBOR USD 3 Month + 2.25%), 6.00% -
6.66%
,
 08/03/25 ................. 105 103,229
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 3 Month + 2.25%),
5.16%
,
 05/15/24 ................. 149 146,869
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
7.91%
,
 06/08/28 ................. 187 178,858
Triton Water Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
7.17%
,
 03/31/28 ................. 274 242,492
Utz Quality Foods LLC, 1st Lien Term Loan,
(SOFR 1 Month + 3.00%), 6.84%
,
 01/20/28 336 329,302
2,029,030
Health Care Equipment & Supplies — 0.1%
(a)
Chariot Buyer LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 7.25%
,
 11/03/28 . 351 317,818
Femur Buyer, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.50%), 8.17%
,
 03/05/26 199 173,157
Insulet Corp., Term Loan B, (LIBOR USD 1
Month + 3.25%), 7.00%
,
 05/04/28 ..... 111 108,696
Medline Borrower LP, Term Loan, (LIBOR USD
1 Month + 3.25%), 7.00%
,
 10/23/28 .... 676 620,693
1,220,364
Health Care Providers & Services — 0.2%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.00%
,
 09/29/28 ................. 163 158,275
CNT Holding I Corp., 1st Lien Term Loan,
(SOFR 3 Month + 3.50%), 7.24%
,
 11/08/27 125 121,128
Electron Bidco, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.00%),
6.75%
,
 11/01/28 ................. 266 256,429
Envision Healthcare Corp., Term Loan
(SOFR 1 Month + 4.25%), 7.99%, 03/31/27 187 72,898
(SOFR 1 Month + 7.88%), 11.55%, 03/31/27 41 37,299
EyeCare Partners LLC, 1st Lien Term Loan
(LIBOR USD 3 Month + 3.75%),
7.42%, 02/18/27 ............... 148 129,454
(LIBOR USD 3 Month + 3.75%),
7.42%, 11/15/28 ............... 48 41,882
EyeCare Partners LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
10.42%
,
 11/15/29 ................ 62 55,037
MED ParentCo. LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
8.00%
,
 08/31/26 ................. 311 243,100
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
6.38% - 7.94%
,
 11/01/28 ............ 389 373,997

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Medical Solutions Holdings, Inc., 2nd Lien
Term Loan, (LIBOR USD 3 Month + 7.00%),
9.88%
,
 11/01/29
(c)
................ USD 87 $ 82,650
Medical Solutions Holdings, Inc., Delayed Draw
1st Lien Term Loan, (LIBOR USD 3 Month +
3.50%), 5.85%
,
 11/01/28 ............ 63 60,172
Option Care Health, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
6.50%
,
 10/27/28 ................. 91 89,937
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
7.25%
,
 02/14/25 ................. 6 5,513
Vizient, Inc., Term Loan B7, (SOFR 1 Month +
2.25%), 5.82%
,
 05/16/29 ........... 53 52,614
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 6.92%
,
 12/22/28 222 215,158
1,995,543
Health Care Technology — 0.1%
(a)
Athenahealth, Inc., Delayed Draw Term Loan,
02/15/29
(m)
..................... 58 52,710
Athenahealth, Inc., Term Loan, (SOFR 1 Month
+ 3.50%), 6.97%
,
 02/15/29 .......... 340 310,211
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%),
7.67%
,
 06/02/28 ................. 305 278,429
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 7.75%
,
 08/27/25 300 296,238
937,588
Hotels, Restaurants & Leisure — 0.3%
(a)
1011778 B.C. Unlimited Liability Co., Term Loan
B4, (LIBOR USD 3 Month + 1.75%), 5.50% -
6.16%
,
 11/19/26 ................. 343 332,902
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
7.50%
,
 02/02/26 ................. 54 48,333
Bally's Corp., Facility Term Loan B, (LIBOR
USD 1 Month + 3.25%), 6.55%
,
 10/02/28 125 115,851
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
6.50%
,
 12/23/24 ................. 313 309,656
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
7.25%
,
 07/21/25 ................. 136 134,727
Carnival Corp., Term Loan, (LIBOR USD 3
Month + 3.00%), 5.88%
,
 06/30/25 ..... 268 251,324
Churchill Downs, Inc., Facility Term Loan
B, (LIBOR USD 1 Month + 2.00%),
5.76%
,
 12/27/24 ................. 267 264,424
Churchill Downs, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 5.76%
,
 03/17/28 87 83,863
Fertitta Entertainment LLC, Term Loan B,
(SOFR 1 Month + 4.00%), 7.73%
,
 01/27/29 582 544,430
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 2.25%), 5.89%
,
 07/21/26 182 178,273
Flutter Entertainment plc, Term Loan B, (SOFR
3 Month + 3.25%), 6.78%
,
 07/22/28 .... 207 204,154
Hilton Worldwide Finance LLC, Term Loan
B2, (LIBOR USD 1 Month + 1.75%),
5.34%
,
 06/22/26 ................. 47 46,103
IRB Holding Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 6.50%
,
 02/05/25 .... 183 179,723
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Packers Holdings LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 6.56%
,
 03/09/28 USD 234 $ 213,549
Penn National Gaming, Inc., Facility Term
Loan B, (SOFR 1 Month + 2.75%),
6.58%
,
 05/03/29 ................. 239 235,620
Scientific Games International, Inc., Term
Loan B, (SOFR 1 Month + 3.00%),
6.40%
,
 04/14/29 ................. 147 144,402
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
6.01%
,
 02/08/27 ................. 220 215,157
Whatabrands LLC, Term Loan B, (LIBOR USD
1 Month + 3.25%), 7.00%
,
 08/03/28 .... 293 277,494
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
5.50%
,
 05/30/25 ................. 28 28,218
3,808,203
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%), 7.13% -
7.92%
,
 05/17/28 ................. 185 128,020
Hunter Douglas Holding BV, Term Loan B1,
(SOFR 3 Month + 3.50%), 6.34%
,
 02/26/29 305 252,528
Snap One Holdings Corp., Term Loan, (LIBOR
USD 3 Month + 4.50%), 7.38%
,
 12/08/28 119 108,194
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
7.60%
,
 10/06/28 ................. 125 97,044
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 1 Month + 3.25%),
7.00%
,
 10/30/27 ................. 224 184,251
770,037
Household Products — 0.0%
(a)
Diamond (BC) BV, Term Loan, (LIBOR USD 3
Month + 2.75%), 6.50% - 7.16%
,
 09/29/28 214 199,489
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 1 Month + 2.00%), 5.76% -
6.42%
,
 03/03/28 ................. 56 53,566
253,055
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 5.75%
,
 08/12/26 ..... 72 71,124
Constellation Renewables LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
5.57%
,
 12/15/27 ................. 202 200,165
271,289
Insurance — 0.3%
(a)
Alliant Holdings Intermediate LLC, Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.00%
,
 05/09/25 ................. 188 182,317
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
6.98%
,
 11/05/27 ................. 484 466,935
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 6.00%
,
 02/19/28 .... 336 328,643
AssuredPartners, Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
7.25%, 02/12/27 ............... 332 315,901

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Insurance (continued)
Hub International Ltd., Term Loan
(LIBOR USD 2 Month + 3.00%), 6.98% -
7.33%, 04/25/25 ............... USD 345 $ 337,559
(SOFR 3 Month + 0.00%), 0.00%, 11/10/29 89 86,330
Hub International Ltd., Term Loan B3,
(LIBOR USD 3 Month + 3.25%), 7.23% -
7.53%
,
 04/25/25 ................. 334 327,356
NFP Corp., Term Loan, (LIBOR USD 1 Month +
3.25%), 7.00%
,
 02/15/27 ........... 40 37,474
Ryan Specialty Group LLC, Term Loan, (SOFR
1 Month + 3.00%), 6.83%
,
 09/01/27 .... 226 222,721
Sedgwick Claims Management Services, Inc.,
Term Loan
(LIBOR USD 1 Month + 3.25%),
7.00%, 12/31/25 ............... 88 85,212
(LIBOR USD 1 Month + 3.75%),
7.50%, 09/03/26 ............... 125 121,973
(LIBOR USD 1 Month + 4.25%),
8.00%, 09/03/26 ............... 56 54,598
USI, Inc., Term Loan, (LIBOR USD 3 Month +
2.75%), 6.42%
,
 05/16/24 ........... 446 439,935
3,006,954
Interactive Media & Services — 0.1%
(a)
Acuris Finance US, Inc., Term Loan, (SOFR 3
Month + 4.00%), 7.70%
,
 02/16/28 ..... 53 52,209
Adevinta ASA, Facility Term Loan B2, (LIBOR
USD 3 Month + 3.00%), 6.67%
,
 06/26/28 176 171,603
Arches Buyer, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 7.00%
,
 12/06/27 ..... 140 123,223
Camelot US Acquisition 1 Co., Term Loan
(LIBOR USD 1 Month + 3.00%),
6.75%, 10/30/26 ............... 629 618,286
GoodRx, Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 6.50%
,
 10/10/25 .... 107 104,249
Grab Holdings, Inc., Term Loan, (LIBOR USD 1
Month + 4.50%), 8.26%
,
 01/29/26 ..... 410 384,181
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
8.84%
,
 12/20/24 ................. 125 110,808
1,564,559
Internet & Direct Marketing Retail — 0.0%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (LIBOR USD 1 Month + 3.25%),
7.00%
,
 11/24/28
(c)
................ 109 105,627
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 7.25%
,
 02/12/27 ........... 373 320,446
Pug LLC, Term Loan B2, (LIBOR USD 1 Month
+ 4.25%), 8.00%
,
 02/12/27
(c)
......... 39 33,301
459,374
IT Services — 0.2%
(a)
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.00%),
6.67%
,
 09/19/24 ................. 53 52,011
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
9.17%
,
 09/19/25 ................. 37 36,236
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 9.00%
,
 01/31/28 175 122,610
Asurion LLC, 2nd Lien Term Loan B4, (LIBOR
USD 1 Month + 5.25%), 9.00%
,
 01/20/29 157 108,722
Asurion LLC, Term Loan B7, (LIBOR USD 1
Month + 3.00%), 6.75%
,
 11/03/24 ...... 114 107,090
Security
Par (000)
Par (000) Value
IT Services (continued)
ConnectWise LLC, Term Loan, (LIBOR USD 3
Month + 3.50%), 7.17%
,
 09/29/28 ..... USD 173 $ 162,692
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
11.50%
,
 07/31/28 ................ 123 120,271
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 7.00%
,
 07/30/27 78 74,086
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (LIBOR USD 1 Month +
1.75%), 5.50%
,
 04/28/28 ........... 224 219,902
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
7.67%
,
 10/01/27 ................. 305 289,192
Go Daddy Operating Co. LLC, Term Loan,
10/19/29
(m)
..................... 162 160,312
Go Daddy Operating Co. LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
5.75%
,
 08/10/27 ................. 231 226,544
Venga Finance SARL, Term Loan, (LIBOR USD
3 Month + 4.75%), 7.82%
,
 06/28/29 .... 92 83,479
Virtusa Corp., Term Loan B, (LIBOR USD 1
Month + 3.75%), 7.50%
,
 02/11/28 ...... 77 74,187
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 6.75%
,
 02/28/27 ..... 373 362,159
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 6.00%
,
 03/31/28 .......... 109 106,966
2,306,459
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., Term
Loan, (SOFR 1 Month + 4.00%),
7.37%
,
 12/01/28
(c)
................ 124 101,577
Peloton Interactive, Inc., Term Loan, (SOFR 6
Month + 6.50%), 8.35%
,
 05/25/27 ..... 69 66,591
168,168
Life Sciences Tools & Services — 0.2%
(a)
Avantor Funding, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.25%), 6.00%
,
 11/08/27 . 253 247,755
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
5.63%
,
 02/22/28 ................. 254 250,376
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
8.25%
,
 02/04/27 ................. 226 210,279
ICON plc, Term Loan
(LIBOR USD 3 Month + 2.25%),
5.94%, 07/03/28 ............... 387 383,102
Maravai Intermediate Holdings LLC, Term
Loan B, (SOFR 3 Month + 3.00%),
6.96%
,
 10/19/27 ................. 276 268,757
Phoenix Newco, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.00%
,
 11/15/28 ................. 374 359,439
1,719,708
Machinery — 0.3%
(a)
Albion Financing 3 SARL, Term Loan, (LIBOR
USD 3 Month + 5.25%), 9.57%
,
 08/17/26 167 157,229
ASP Blade Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 7.67%
,
 10/13/28 39 31,190
Clark Equipment Co., Term Loan B, (SOFR 3
Month + 2.50%), 6.15%
,
 04/20/29 ..... 70 68,327

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Machinery (continued)
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 3 Month + 2.75%), 6.44%
,
 05/14/28 USD 48 $ 46,987
Filtration Group Corp., Term Loan
(LIBOR USD 1 Month + 3.00%),
6.75%, 03/31/25 ............... 215 210,598
(LIBOR USD 1 Month + 3.50%),
7.25%, 10/21/28 ............... 173 166,970
Fluidra SA, Term Loan, (SOFR 1 Month +
2.00%), 5.83%
,
 01/29/29 ........... 53 50,466
Gardner Denver, Inc., Term Loan B2, (SOFR 1
Month + 1.75%), 5.58%
,
 03/01/27 ..... 172 168,319
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.50%), 6.25%
,
 03/31/27 .... 304 295,356
Husky Injection Molding Systems Ltd., Term
Loan, (LIBOR USD 3 Month + 3.00%),
5.88%
,
 03/28/25 ................. 372 339,805
Ingersoll-Rand Services Co., Term Loan B1,
(SOFR 1 Month + 1.75%), 5.58%
,
 03/01/27 260 253,339
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 6.82%
,
 06/21/28 ..... 267 241,146
SPX Flow, Inc., Term Loan, (SOFR 1 Month +
4.50%), 8.33%
,
 04/05/29 ........... 248 234,005
TK Elevator Midco GmbH, Facility Term
Loan B1, (LIBOR USD 6 Month + 3.50%),
6.87%
,
 07/30/27 ................. 310 294,096
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 6.55%
,
 03/02/27 .... 302 290,523
Zurn Industries LLC, 1st Lien Term Loan
B, (LIBOR USD 1 Month + 2.00%),
5.75%
,
 10/04/28 ................. 23 22,578
2,870,934
Media — 0.2%
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
6.39%
,
 03/03/25
(a)
................ 127 109,629
AVSC Holding Corp., 1st Lien Term Loan B3,
15.00%
,
 10/15/26
(n)
............... 123 123,200
Cable One, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.00%), 5.75%
,
 05/03/28
(a)
.... 123 121,664
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
5.51%
,
 04/30/25
(a)
................ 153 151,185
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
7.25% - 7.91%
,
 08/21/26
(a)
.......... 355 324,575
CMG Media Corp., 1st Lien Term Loan
B, (LIBOR USD 1 Month + 3.50%),
7.25%
,
 12/17/26
(a)
................ 90 83,978
Cogeco Communications Finance LP, Term
Loan B, (LIBOR USD 1 Month + 2.50%),
6.25%
,
 09/01/28
(a)
................ 187 181,350
CSC Holdings LLC, Term Loan
(a)
(LIBOR USD 1 Month + 2.25%),
5.66%, 07/17/25 ............... 133 128,080
(LIBOR USD 1 Month + 2.50%),
5.91%, 04/15/27 ............... 172 162,110
DirectV Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 8.75%
,
 08/02/27
(a)
281 267,074
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
6.69%
,
 11/12/27
(a)
................ 168 160,885
EW Scripps Co. (The), Term Loan B3, (LIBOR
USD 1 Month + 2.75%), 6.50%
,
 01/07/28
(a)
83 81,827
Security
Par (000)
Par (000) Value
Media (continued)
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.01%
,
 12/01/23
(a)
................ USD 140 $ 110,244
Nexstar Media, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.50%), 6.25%
,
 09/18/26
(a)
42 41,335
Sinclair Television Group, Inc., Term
Loan B4, (SOFR 1 Month + 3.75%),
7.58%
,
 04/21/29
(a)
................ 77 71,757
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 6.63%
,
 09/28/23
(a)(c)
.. 376 362,840
Voyage Digital Ltd., 1st Lien Term Loan, (SOFR
3 Month + 4.50%), 7.26%
,
 05/11/29
(a)(c)
.. 180 175,735
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
5.91%
,
 04/30/28
(a)
................ 139 135,193
2,792,661
Metals & Mining — 0.0%
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
6.67%
,
 03/08/24
(a)
................ 475 345,470
Multiline Retail — 0.0%
(a)
New SK Holdco Sub LLC, Term Loan, (SOFR 1
Month + 6.75%), 10.23%
,
 06/30/27 ..... 321 287,095
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
7.32%
,
 12/21/27
(c)
................ 113 107,868
394,963
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 12.94%
,
 11/01/25 ........... 208 218,011
Freeport LNG investments, LLLP, Term
Loan B, (LIBOR USD 3 Month + 3.50%),
7.74%
,
 12/21/28 ................. 403 376,606
M6 ETX Holdings II Midco LLC, Term Loan,
(SOFR 1 Month + 4.50%), 8.07%
,
 09/19/29 36 35,730
Medallion Midland Acquisition LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
7.42%
,
 10/18/28 ................. 304 299,727
Murphy Oil USA, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 5.60%
,
 01/31/28 63 62,929
Oryx Midstream Services Permian Basin LLC,
Term Loan, (LIBOR USD 3 Month + 3.25%),
6.21%
,
 10/05/28 ................. 334 328,260
1,321,263
Personal Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.75%),
7.42%
,
 10/01/26
(a)
................ 613 582,277
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term Loan,
(LIBOR USD 3 Month + 3.50%), 7.19% -
7.31%
,
 05/04/25 ................. 158 133,931
Bausch Health Cos., Inc., Term Loan B, (SOFR
1 Month + 5.25%), 8.62%
,
 02/01/27 .... 209 155,524
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 5.52%
,
 08/01/27 281 270,431
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
5.75%
,
 11/15/27 ................. 123 117,630

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month + 3.50%), 7.25%
,
 05/05/28 USD 266 $ 262,507
Organon & Co., Term Loan, (LIBOR USD 3
Month + 3.00%), 6.19%
,
 06/02/28 ..... 197 192,156
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
(c)(m)
............ 12 10,775
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
6.67%
,
 11/18/27
(c)
................ 303 283,061
1,426,015
Professional Services — 0.2%
(a)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.75%), 6.50%
,
 02/04/28 ..... 186 181,160
CoreLogic, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 7.31%
,
 06/02/28 620 455,579
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
6.85%
,
 02/06/26 ................. 658 646,323
Dun & Bradstreet Corp. (The), Term Loan B2,
(SOFR 1 Month + 3.25%), 6.90%
,
 01/18/29 127 123,762
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien
Term Loan B, (SOFR 3 Month + 4.25%),
7.90%
,
 06/22/29 ................. 82 79,043
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (SOFR 3 Month
+ 4.25%), 7.90%
,
 06/22/29 .......... 177 171,260
Galaxy US Opco, Inc., 1st Lien Term
Loan, (SOFR 1 Month + 4.75%),
8.48%
,
 04/29/29
(c)
................ 302 273,310
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
7.50%
,
 07/11/25 ................. 155 153,005
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 5.50%
,
 11/16/26 .... 214 209,030
Trans Union LLC, Term Loan B6, (LIBOR USD
1 Month + 2.25%), 6.00%
,
 12/01/28 .... 222 218,559
2,511,031
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 2.75%),
6.50%
,
 08/21/25
(a)
................ 450 439,268
Road & Rail — 0.1%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
8.49%
,
 04/06/28 ................. 93 82,940
Avis Budget Car Rental LLC, Term Loan
B, (LIBOR USD 1 Month + 1.75%),
5.51%
,
 08/06/27 ................. 107 103,290
Genesee & Wyoming, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 5.67%
,
 12/30/26 175 172,392
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.50%), 8.57% -
9.91%
,
 08/04/25 ................. 81 72,063
Uber Technologies, Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 6.57%
,
 02/25/27 442 438,730
869,415
Semiconductors & Semiconductor Equipment — 0.0%
Synaptics, Inc., Term Loan, (LIBOR USD 3
Month + 2.25%), 4.36%
,
 12/02/28
(a)
.... 89 87,786
Security
Par (000)
Par (000) Value
Software — 0.6%
(a)
Barracuda Parent LLC, 1st Lien Term Loan,
(SOFR 1 Month + 4.50%), 8.23%
,
 08/15/29 USD 139 $ 132,745
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 7.50%
,
 10/02/25 224 215,381
CCC Intelligent Solutions, Inc., Term
Loan, (LIBOR USD 1 Month + 2.25%),
6.00%
,
 09/21/28 ................. 255 249,122
Central Parent, Inc., 1st Lien Term Loan,
(SOFR 3 Month + 4.50%), 8.11%
,
 07/06/29 109 106,570
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 7.50%
,
 10/08/28 157 145,655
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 9.75%
,
 10/08/29 152 125,020
Cornerstone OnDemand, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
7.50%
,
 10/16/28 ................. 81 67,852
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 5.84%
,
 12/01/27 193 175,359
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 9.34%
,
 12/01/28 79 67,427
E2open LLC, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 6.64%
,
 02/04/28 .......... 40 38,392
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
7.75%
,
 12/01/27 ................. 434 422,032
Helios Software Holdings, Inc., Term Loan,
(SOFR 3 Month + 3.75%), 7.45%
,
 03/11/28 151 145,368
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 6.56%
,
 10/27/28 ..... 350 339,964
Instructure Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 2.75%), 6.12%
,
 10/30/28
(c)
108 107,099
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.75%),
9.17%
,
 07/27/28 ................. 179 156,341
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.25%),
12.67%
,
 07/27/29 ................ 349 298,992
McAfee Corp., Term Loan B1, (SOFR 1 Month
+ 3.75%), 7.64%
,
 03/01/29 .......... 314 286,917
MH Sub I LLC, 1st Lien Term Loan
(LIBOR USD 1 Month + 3.75%),
7.50%, 09/13/24 ............... 598 574,624
MH Sub I LLC, 2nd Lien Term Loan, (SOFR 1
Month + 6.25%), 9.98%
,
 02/23/29 ..... 262 238,961
Netsmart, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.00%), 7.75%
,
 10/01/27 112 107,612
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
7.67%
,
 12/17/27 ................. 150 140,024
Proofpoint, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.25%), 6.32%
,
 08/31/28 583 553,717
RealPage, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 6.75%
,
 04/24/28 611 573,184
Severin Acquisition LLC, 1st Lien Term Loan,
(SOFR 3 Month + 3.00%), 7.09%
,
 08/01/25 150 147,388
Sophia LP, 1st Lien Term Loan B, (LIBOR USD
3 Month + 3.50%), 7.17%
,
 10/07/27 .... 311 298,980
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
5.50%
,
 04/16/25 ................. 35 33,812
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
5.50%
,
 04/16/25 ................. 28 27,449

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Software (continued)
TIBCO Software, Inc., 1st Lien Term Loan B,
(SOFR 3 Month + 4.50%), 8.15%
,
 03/30/29 USD 543 $ 494,130
UKG, Inc., 1st Lien Term Loan
(LIBOR USD 3 Month + 3.25%),
7.00%, 05/04/26 ............... 310 298,403
(LIBOR USD 1 Month + 3.75%),
7.50%, 05/04/26 ............... 152 147,885
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 5.25%), 9.00%
,
 05/03/27 ..... 189 173,230
Voyage Australia Pty Ltd., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
7.74%
,
 07/20/28 ................. 107 103,044
ZoomInfo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 6.75%
,
 02/02/26 32 31,787
7,024,466
Specialty Retail — 0.1%
(a)
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.25%), 7.92%
,
 03/31/26 255 232,002
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (SOFR 1 Month + 4.00%),
7.75%
,
 05/04/28 ................. 306 288,184
PetSmart LLC, Term Loan, (LIBOR USD 1
Month + 3.75%), 7.50%
,
 02/11/28 ...... 302 290,157
Pilot Travel Centers LLC, Term Loan B, (SOFR
1 Month + 2.00%), 5.83%
,
 08/04/28 .... 149 145,379
Restoration Hardware, Inc., Term Loan
(LIBOR USD 1 Month + 2.50%),
6.25%, 10/20/28 ............... 71 66,687
(SOFR 1 Month + 3.25%), 7.08%, 10/20/28 152 143,134
RVR Dealership Holdings LLC, Term Loan,
(SOFR 1 Month + 3.75%), 7.32%
,
 02/08/28 103 90,117
1,255,660
Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 5.00%),
8.75%
,
 07/23/26
(a)
................ 68 49,976
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc., Term Loan, (SOFR 6 Month +
3.50%), 7.20% - 7.73%
,
 02/20/29
(a)
..... 189 181,219
Trading Companies & Distributors — 0.1%
(a)
Beacon Roofing Supply, Inc., Term Loan,
(LIBOR USD 1 Month + 2.25%),
6.00%
,
 05/19/28 ................. 260 253,139
Core & Main LP, Term Loan B, (LIBOR USD 1
Month + 2.50%), 6.10% - 7.42%
,
 07/27/28 411 399,488
SRS Distribution, Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
7.25%, 06/02/28 ............... 310 287,878
(SOFR 1 Month + 3.50%), 7.33%, 06/02/28 75 69,204
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 3 Month + 7.50%), 10.57%
,
 05/30/24
(c)
68 61,333
TMK Hawk Parent Corp., Term Loan B, (LIBOR
USD 3 Month + 3.50%), 6.57%
,
 08/28/24
(c)
209 106,569
1,177,611
Transportation Infrastructure — 0.0%
(a)
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
6.50%
,
 09/22/28 ................. 86 83,572
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
9.50%
,
 09/21/29 ................. 35 33,348
Security
Par (000)
Par (000) Value
Transportation Infrastructure (continued)
OLA Netherlands BV, Term Loan, (SOFR 1
Month + 6.25%), 9.73%
,
 12/15/26 ..... USD 123 $ 115,716
232,636
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.25%),
7.00%
,
 05/27/24 ................. 158 134,572
Gogo Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
8.16%
,
 04/30/28 ................. 130 127,739
MetroNet Systems Holdings LLC, 1st Lien
Term Loan, (SOFR 1 Month + 3.75%),
7.14%
,
 06/02/28 ................. 92 89,222
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 5.51%
,
 04/11/25 . 212 209,743
561,276
Total Floating Rate Loan Interests — 5.9%
(Cost: $72,351,319) .............................. 68,601,714
Foreign Agency Obligations
Chile — 0.0%
Empresa Nacional del Petroleo, 3.75%
,
08/05/26
(e)
..................... 243 215,328
China — 0.0%
Industrial & Commercial Bank of China Ltd.,
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.37%), 3.20%
(a)
(e)(h)
.......................... 390 348,114
Colombia — 0.1%
Ecopetrol SA
4.13%, 01/16/25 ................. 475 436,941
4.63%, 11/02/31 ................. 380 261,725
Empresas Publicas de Medellin ESP, 4.25%
,
07/18/29
(b)
..................... 345 246,093
944,759
India — 0.0%
Power Finance Corp. Ltd., 6.15%
,
12/06/28
(e)
250 240,203
Indonesia — 0.1%
(e)
Bank Tabungan Negara Persero Tbk. PT,
4.20%
,
01/23/25 ................. 250 211,903
Pertamina Persero PT, 3.65%
,
07/30/29 ... 592 505,337
717,240
Mexico — 0.2%
Comision Federal de Electricidad, 4.88%
,
01/15/24
(e)
..................... 458 449,985
Petroleos Mexicanos
6.50%, 03/13/27 ................. 582 507,213
8.75%, 06/02/29 ................. 464 416,150
5.95%, 01/28/31 ................. 519 372,901
6.70%, 02/16/32 ................. 474 356,124
2,102,373
Morocco — 0.0%
OCP SA, 5.13%
,
06/23/51
(e)
............ 217 129,630
Oman — 0.0%
OQ SAOC, 5.13%
,
05/06/28
(b)
.......... 200 180,100
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA,
5.13%
,
08/11/61
(b)
................ 200 134,975

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Peru — 0.1%
Corp. Financiera de Desarrollo SA, 4.75%
,
07/15/25
(e)
..................... USD 461 $ 435,443
Total Foreign Agency Obligations — 0.5%
(Cost: $6,454,588) .............................. 5,448,165
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain
(e)
6.75%, 09/20/29 ................. 233 218,335
5.45%, 09/16/32 ................. 267 215,133
433,468
Chile — 0.0%
Republic of Chile, 4.34%
,
03/07/42 ....... 468 360,594
Colombia — 0.1%
Republic of Colombia
4.50%, 01/28/26 ................. 757 679,549
3.88%, 04/25/27 ................. 205 170,701
3.13%, 04/15/31 ................. 1,053 722,161
1,572,411
Dominican Republic — 0.2%
Dominican Republic Government Bond
6.88%, 01/29/26
(e)
................ 300 293,869
5.95%, 01/25/27
(e)
................ 587 546,571
5.50%, 02/22/29
(b)
................ 261 226,874
4.50%, 01/30/30
(e)
................ 200 159,662
4.50%, 01/30/30
(b)
................ 383 305,754
4.88%, 09/23/32
(b)
................ 417 319,865
1,852,595
Egypt — 0.0%
Arab Republic of Egypt
(b)
5.75%, 05/29/24 ................. 200 188,250
7.50%, 02/16/61 ................. 200 113,000
301,250
Guatemala — 0.1%
Republic of Guatemala
4.50%, 05/03/26
(e)
................ 400 377,325
5.25%, 08/10/29
(b)
................ 227 207,960
3.70%, 10/07/33
(e)
................ 408 309,392
4.65%, 10/07/41
(b)
................ 521 381,730
1,276,407
Hungary — 0.1%
Hungary Government Bond
5.38%, 03/25/24 ................. 526 520,181
5.25%, 06/16/29
(b)
................ 555 508,970
1,029,151
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III,
4.40%
,
06/06/27
(b)
................ 240 229,152
Republic of Indonesia, 4.10%
,
04/24/28 .... 1,087 1,020,285
1,249,437
Ivory Coast — 0.1%
Republic of Cote d'Ivoire, 6.38%
,
03/03/28
(e)
. 806 729,581
Mexico — 0.2%
United Mexican States
3.75%, 01/11/28 ................. 932 853,712
2.66%, 05/24/31 ................. 843 652,904
8.30%, 08/15/31 ................. 35 38,944
Security
Par (000)
Par (000) Value
Mexico (continued)
4.88%, 05/19/33 ................. USD 200 $ 176,500
1,722,060
Mongolia — 0.0%
State of Mongolia, 5.13%
,
04/07/26
(e)
..... 200 152,522
Morocco — 0.1%
Kingdom of Morocco
2.38%, 12/15/27
(e)
................ 538 441,093
3.00%, 12/15/32
(b)
................ 499 358,594
799,687
Nigeria — 0.1%
Federal Republic of Nigeria
8.38%, 03/24/29
(b)
................ 280 202,300
7.88%, 02/16/32
(e)
................ 356 227,840
7.63%, 11/28/47
(e)
................ 213 120,345
550,485
Oman — 0.1%
Oman Government Bond
(e)
6.50%, 03/08/47 ................. 427 351,741
6.75%, 01/17/48 ................. 754 632,418
984,159
Pakistan — 0.0%
Islamic Republic of Pakistan, 7.38%
,
04/08/31
(e)
240 72,626
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ................. 794 717,974
3.16%, 01/23/30 ................. 1,200 975,600
1,693,574
Paraguay — 0.1%
Republic of Paraguay
(b)
4.95%, 04/28/31 ................. 200 182,475
5.40%, 03/30/50 ................. 455 346,454
528,929
Peru — 0.1%
Republic of Peru
2.78%, 01/23/31 ................. 665 524,020
1.86%, 12/01/32 ................. 626 432,253
956,273
Qatar — 0.0%
State of Qatar, 4.00%
,
03/14/29
(b)
........ 200 189,964
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(b)
................ 428 391,165
2.88%, 03/11/29
(e)
................ EUR 450 343,485
2.50%, 02/08/30
(e)
................ 473 340,444
1,075,094
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
(e)
4.50%, 04/17/30 ................. USD 515 492,675
2.25%, 02/02/33 ................. 739 567,478
1,060,153
South Africa — 0.1%
Republic of South Africa
4.85%, 09/30/29 ................. 370 313,413
5.88%, 04/20/32 ................. 360 307,350
5.00%, 10/12/46 ................. 602 377,115
997,878

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri Lanka
(d)(e)(k)
5.75%, 04/18/23 ................. USD 370 $ 82,394
6.85%, 03/14/24 ................. 707 158,766
6.35%, 06/28/24 ................. 615 138,106
379,266
Ukraine — 0.0%
Ukraine Government Bond
(d)(k)
7.75%, 09/01/25
(e)
................ 340 71,251
8.99%, 02/01/26
(e)
................ 658 120,825
7.75%, 09/01/26
(e)
................ 45 7,420
7.75%, 09/01/27
(e)
................ 235 39,039
7.25%, 03/15/35
(b)
................ 526 78,506
317,041
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.75%
,
10/28/34 474 481,161
Total Foreign Government Obligations — 1.8%
(Cost: $26,308,432) .............................. 20,765,766
Shares
Shares
Investment Companies
BlackRock Allocation Target Shares- BATS
Series A
(o)
...................... 3,000,118 27,181,067
BlackRock Floating Rate Income Portfolio,
Class K Shares
(o)
................. 1,076,047 10,050,279
iShares Core S&P 500 ETF ............ 30,158 11,694,971
iShares iBoxx $ High Yield Corporate Bond
ETF
(f)(o)
........................ 604,888 44,416,926
Total Investment Companies — 8.0%
(Cost: $103,175,848) ............................. 93,343,243
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.5%
Alternative Loan Trust
(a)
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 1.65%), 3.02%, 06/25/35 .... 43 37,538
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 3.10%,
11/25/46 .................... 68 51,988
Series 2006-OA8, Class 1A1, (LIBOR USD
1 Month + 0.38%), 3.97%, 07/25/46 .. 145 121,547
Series 2007-OA3, Class 1A1, (LIBOR USD
1 Month + 0.28%), 3.87%, 04/25/47 .. 175 151,996
Banc of America Mortgage Trust, Series 2007-
4, Class 1A1, 6.25%, 12/28/37 ........ 29 22,646
Bayview Commercial Asset Trust, Series
2007-4A, Class A1, (LIBOR USD 1 Month +
0.45%), 4.04%, 09/25/37
(a)(b)
......... 292 262,695
Impac CMB Trust, Series 2005-6, Class 1A1,
(LIBOR USD 1 Month + 0.50%), 4.09%,
10/25/35
(a)
..................... 170 154,724
PRKCM Trust, Series 2022-AFC2, Class A1,
5.33%, 08/25/57
(a)(b)
............... 1,391 1,314,222
Ready Capital Mortgage Financing LLC, Series
2022-FL10, Class A, (1 Month CME Term
SOFR + 2.55%), 5.58%, 10/25/39
(a)(b)
... 2,500 2,485,326
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Reperforming Loan REMIC Trust, Series 2005-
R2, Class 1AF1, (LIBOR USD 1 Month +
0.34%), 3.93%, 06/25/35
(a)(b)
......... USD 39 $ 36,664
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 09/25/67
(b)(j)
........ 632 602,135
Structured Asset Mortgage Investments II Trust,
Series 2006-AR6, Class 2A1, (LIBOR USD
1 Month + 0.38%), 3.97%, 07/25/46
(a)
... 73 50,542
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust, Series 2006-4,
Class 3A1, 7.00%, 05/25/36
(j)
......... 338 285,727
5,577,750
Commercial Mortgage-Backed Securities — 4.2%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 5.42%, 09/15/34
(a)(b)
......... 630 580,803
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
5.51%, 04/15/35
(a)(b)
............... 540 494,664
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class E, (LIBOR USD 1 Month + 3.05%),
6.46%, 12/15/36
(a)(b)
............... 106 93,136
BAMLL Commercial Mortgage Securities Trust,
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 5.11%, 09/15/34
(a)(b)
... 1,058 995,496
Bayview Commercial Asset Trust, Series
2007-2A, Class A1, (LIBOR USD 1 Month +
0.27%), 3.86%, 07/25/37
(a)(b)
......... 141 122,660
BBCMS Mortgage Trust
(a)(b)
Series 2017-DELC, Class E, (LIBOR USD 1
Month + 2.63%), 6.04%, 08/15/36 ... 200 188,482
Series 2017-DELC, Class F, (LIBOR USD 1
Month + 3.63%), 7.04%, 08/15/36 ... 130 121,212
Series 2018-CHRS, Class E, 4.27%,
08/05/38 .................... 200 137,241
BDS LLC, Series 2022-FL12, Class A, (1
Month CME Term SOFR + 2.14%), 4.60%,
08/19/38
(a)(b)
.................... 970 956,857
Benchmark Mortgage Trust
(a)
Series 2018-B5, Class D, 3.11%, 07/15/51
(b)
550 390,086
Series 2018-B7, Class C, 4.86%, 05/15/53 500 425,932
BFLD Trust, Series 2020-EYP, Class E, (LIBOR
USD 1 Month + 3.70%), 7.11%, 10/15/35
(a)(b)
1,400 1,279,083
BPR Trust, Series 2021-TY, Class E, (LIBOR
USD 1 Month + 3.60%), 7.01%, 09/15/38
(a)(b)
325 302,287
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class G, (LIBOR USD 1
Month + 2.30%), 5.71%, 10/15/36 ... 1,063 1,009,296
Series 2019-XL, Class J, (LIBOR USD 1
Month + 2.65%), 6.06%, 10/15/36 ... 1,649 1,575,735
Series 2021-21M, Class E, (LIBOR USD 1
Month + 2.17%), 5.58%, 10/15/36 ... 450 407,103
Series 2021-CIP, Class E, (LIBOR USD 1
Month + 2.82%), 6.23%, 12/15/38 ... 978 899,638
Series 2021-NWM, Class A, (LIBOR USD 1
Month + 0.91%), 4.32%, 02/15/33
(c)
.. 973 904,643
Series 2021-NWM, Class B, (LIBOR USD 1
Month + 2.15%), 5.56%, 02/15/33
(c)
.. 571 530,656
Series 2021-NWM, Class C, (LIBOR USD 1
Month + 4.25%), 7.66%, 02/15/33
(c)
.. 460 427,635
Series 2021-SOAR, Class G, (LIBOR USD 1
Month + 2.80%), 6.21%, 06/15/38 ... 893 823,868
Series 2021-SOAR, Class J, (LIBOR USD 1
Month + 3.75%), 7.16%, 06/15/38 ... 705 649,939

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-VINO, Class F, (LIBOR USD 1
Month + 2.80%), 6.21%, 05/15/38 ... USD 1,356 $ 1,246,809
Series 2021-XL2, Class F, (LIBOR USD 1
Month + 2.24%), 5.66%, 10/15/38 ... 945 870,695
Series 2022-CSMO, Class C, (1 Month CME
Term SOFR + 3.89%), 7.26%, 06/15/27 480 468,026
Series 2022-LP2, Class F, (1 Month CME
Term SOFR + 3.26%), 6.63%, 02/15/39 998 928,553
BX Trust
(a)(b)
Series 2021-ARIA, Class G, (LIBOR USD 1
Month + 3.14%), 6.55%, 10/15/36 ... 970 844,640
Series 2021-LBA, Class AJV, (LIBOR USD 1
Month + 0.80%), 4.21%, 02/15/36 ... 580 544,838
Series 2021-LBA, Class AV, (LIBOR USD 1
Month + 0.80%), 4.21%, 02/15/36 ... 262 246,117
Series 2021-LBA, Class GJV, (LIBOR USD
1 Month + 3.00%), 6.41%, 02/15/36 .. 900 781,595
Series 2021-LBA, Class GV, (LIBOR USD 1
Month + 3.00%), 6.41%, 02/15/36 ... 600 521,064
Series 2021-MFM1, Class E, (LIBOR USD 1
Month + 2.25%), 5.66%, 01/15/34 ... 340 312,758
Series 2021-MFM1, Class F, (LIBOR USD 1
Month + 3.00%), 6.41%, 01/15/34 ... 530 485,110
Series 2021-SDMF, Class J, (LIBOR USD 1
Month + 4.03%), 7.45%, 09/15/34 ... 72 66,380
Series 2021-VIEW, Class E, (LIBOR USD 1
Month + 3.60%), 7.01%, 06/15/36 ... 693 631,381
Series 2022-GPA, Class A, (1 Month CME
Term SOFR + 2.17%), 5.54%, 10/15/39 2,000 1,970,066
Series 2022-GPA, Class D, (1 Month CME
Term SOFR + 4.06%), 7.44%, 10/15/39 1,200 1,173,061
Series 2022-IND, Class E, (1 Month CME
Term SOFR + 3.99%), 7.40%, 04/15/37 599 559,514
Series 2022-VAMF, Class A, (1 Month CME
Term SOFR + 0.85%), 4.23%, 01/15/39 740 700,298
BXP Trust, Series 2021-601L, Class D, 2.78%,
01/15/44
(a)(b)
.................... 390 250,239
Citigroup Commercial Mortgage Trust, Series
2016-C1, Class D, 4.94%, 05/10/49
(a)(b)
.. 110 90,889
Commercial Mortgage Trust, Series 2013-GAM,
Class E, 3.42%, 02/10/28
(a)(b)
......... 390 358,911
Credit Suisse Mortgage Capital Certificates,
Series 2021-980M, Class E, 3.54%,
07/15/31
(a)(b)
.................... 125 98,383
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (LIBOR USD 1
Month + 4.86%), 8.27%, 10/15/37 ... 339 314,362
Series 2021-BHAR, Class E, (LIBOR USD 1
Month + 3.50%), 6.91%, 11/15/38 ... 97 88,584
Series 2022-NWPT, Class A, (1 Month CME
Term SOFR + 3.14%), 6.52%, 09/09/24 2,500 2,465,057
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (LIBOR USD 1 Month + 2.00%),
5.31%, 05/15/35
(a)(b)
............... 402 380,364
DBUBS Mortgage Trust, Series 2017-BRBK,
Class F, 3.53%, 10/10/34
(a)(b)
......... 320 279,326
ELP Commercial Mortgage Trust
(a)(b)
Series 2021-ELP, Class G, (LIBOR USD 1
Month + 3.12%), 6.53%, 11/15/38 ... 860 756,528
Series 2021-ELP, Class J, (LIBOR USD 1
Month + 3.61%), 7.03%, 11/15/38 ... 330 290,604
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (LIBOR USD 1
Month + 2.25%), 5.66%, 07/15/38 ... 693 654,917
Series 2021-ESH, Class E, (LIBOR USD 1
Month + 2.85%), 6.26%, 07/15/38 ... 508 478,386
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-ESH, Class F, (LIBOR USD 1
Month + 3.70%), 7.11%, 07/15/38 ... USD 537 $ 501,954
GS Mortgage Securities Corp. Trust, Series
2021-DM, Class F, (LIBOR USD 1 Month +
3.44%), 6.85%, 11/15/36
(a)(b)
......... 183 167,500
HONO Mortgage Trust
(a)(b)
Series 2021-LULU, Class E, (LIBOR USD 1
Month + 3.35%), 6.76%, 10/15/36 ... 274 253,645
Series 2021-LULU, Class F, (LIBOR USD 1
Month + 4.40%), 7.81%, 10/15/36 ... 157 144,838
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1 Month CME Term SOFR +
2.25%), 5.62%, 10/15/39
(a)(b)
......... 1,340 1,329,306
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2022-NLP, Class
F, (1 Month CME Term SOFR + 3.54%),
6.92%, 04/15/37
(a)(b)
............... 770 689,256
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class C, 4.51%, 03/15/50
(a)
135 104,474
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2022-NXSS, Class A, (1 Month CME
Term SOFR + 2.18%), 5.55%, 08/15/39 680 671,516
Series 2022-OPO, Class D, 3.45%, 01/05/39 250 192,316
Life Mortgage Trust, Series 2021-BMR, Class
F, (LIBOR USD 1 Month + 2.35%), 5.76%,
03/15/38
(a)(b)
.................... 781 726,674
LUXE Trust, Series 2021-TRIP, Class A,
(LIBOR USD 1 Month + 1.05%), 4.46%,
10/15/38
(a)(b)
.................... 394 375,486
MAD Mortgage Trust, Series 2017-330M, Class
E, 4.03%, 08/15/34
(a)(b)
............. 151 136,111
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (LIBOR USD 1
Month + 4.00%), 7.41%, 11/15/38 ... 1,000 919,184
Series 2021-MDLN, Class G, (LIBOR USD 1
Month + 5.25%), 8.66%, 11/15/38 ... 1,770 1,610,063
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-W10, Class G, (1 Month CME
Term SOFR + 4.22%), 7.60%, 12/15/34
(a)(b)(c)
287 264,757
MHP, Series 2021-STOR, Class J, (LIBOR USD
1 Month + 3.95%), 7.36%, 07/15/38
(a)(b)
.. 138 124,547
Morgan Stanley Capital I Trust
Series 2017-HR2, Class D, 2.73%,
12/15/50
(b)
................... 250 172,944
Series 2018-H3, Class C, 4.86%, 07/15/51
(a)
320 269,368
Series 2018-MP, Class E, 4.28%, 07/11/40
(a)
(b)
......................... 238 169,368
Series 2018-SUN, Class F, (LIBOR USD 1
Month + 2.55%), 5.96%, 07/15/35
(a)(b)
. 340 319,533
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class F, (1 Month CME Term SOFR +
5.29%), 8.66%, 03/15/39
(a)(b)
......... 1,977 1,866,603
PFP Ltd., Series 2022-9, Class A, (1 Month
CME Term SOFR + 2.27%), 5.32%,
08/19/35
(a)(b)
.................... 2,750 2,691,811
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (LIBOR USD 1 Month +
4.35%), 7.76%, 07/15/38
(a)(b)
......... 100 94,067
SREIT Trust, Series 2021-MFP2, Class J,
(LIBOR USD 1 Month + 3.92%), 7.33%,
11/15/36
(a)(b)
.................... 173 160,094
STWD Trust, Series 2021-FLWR, Class G,
(LIBOR USD 1 Month + 3.67%), 7.08%,
07/15/23
(a)(b)
.................... 27 25,042

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
TPGI Trust, Series 2021-DGWD, Class F,
(LIBOR USD 1 Month + 3.00%), 6.41%,
06/15/26
(a)(b)
.................... USD 379 $ 351,627
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5, Class B, 4.95%,
01/15/59
(a)
................... 250 229,745
Series 2017-C39, Class C, 4.12%, 09/15/50 113 94,298
Series 2017-C41, Class D, 2.60%,
11/15/50
(a)(b)
.................. 342 231,492
Series 2018-C44, Class D, 3.00%,
05/15/51
(b)
................... 120 81,655
Series 2018-C45, Class C, 4.73%, 06/15/51 110 93,383
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1 Month CME Term
SOFR + 2.79%), 6.29%, 11/15/27
(a)(b)
... 2,113 2,097,828
49,334,392
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)(b)
BX Trust, Series 2022-GPA, Class XCP, 1.03%,
10/15/39 ...................... 61,975 492,515
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.31%,
10/15/48 ...................... 4,650 156,867
649,382
Total Non-Agency Mortgage-Backed Securities — 4.7%
(Cost: $58,900,797) .............................. 55,561,524
Preferred Securities
Capital Trusts — 2.3%
Banks — 0.8%
(a)(h)
Bank of America Corp.
Series JJ, (LIBOR USD 3 Month + 3.29%),
5.13% ...................... 1,900 1,792,175
Series RR, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.76%),
4.38% ...................... 1,350 1,083,375
Citigroup, Inc., Series U, (SOFR 6 Month +
3.81%), 5.00% .................. 2,375 2,113,038
PNC Financial Services Group, Inc. (The),
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.60%),
3.40% ........................ 1,750 1,305,938
US Bancorp, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.54%),
3.70% ........................ 1,205 936,887
Wells Fargo & Co., Series BB, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.45%), 3.90% ............. 2,300 1,952,700
9,184,113
Capital Markets — 0.4%
(a)(h)
Bank of New York Mellon Corp. (The), Series
H, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%), 3.70% 1,575 1,377,201
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ...................... 1,575 1,294,886
Series H, (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.08%), 4.00% ................ 1,730 1,284,958
Goldman Sachs Group, Inc. (The), Series
T, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%), 3.80% 1,250 960,871
4,917,916
Security
Par (000)
Par (000) Value
Consumer Finance — 0.4%
(a)(h)
Ally Financial, Inc., Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.87%), 4.70% ............. USD 2,800 $ 2,030,000
Discover Financial Services, Series C, (LIBOR
USD 3 Month + 3.08%), 5.50% ....... 1,500 1,159,649
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70% 786 668,100
3,857,749
Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.36%), 6.13%
(a)(h)
........... 1,465 1,428,375
Electric Utilities — 0.2%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(h)
........... 2,375 1,937,762
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(a)(b)(h)
..................... 223 197,267
Insurance — 0.2%
MetLife, Inc., Series G, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.58%), 3.85%
(a)(h)
............... 1,950 1,713,541
Oil, Gas & Consumable Fuels — 0.2%
(a)(h)
Energy Transfer LP, Series G, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.31%), 7.13% ............. 3,425 2,840,592
EnLink Midstream Partners LP, Series C,
(LIBOR USD 3 Month + 4.11%), 6.00% .. 593 456,076
3,296,668
Total Capital Trusts — 2.3%
(Cost: $32,121,779) .............................. 26,533,391
Shares
Shares
Preferred Stocks — 0.3%
Banks — 0.0%
PNC Financial Services Group, Inc. (The),
Series P, (LIBOR USD 3 Month + 4.07%),
6.85%
(a)(h)
...................... 25,000 636,250
Consumer Finance — 0.1%
SLM Corp., Series B, (LIBOR USD 3 Month +
1.70%), 4.99%
(a)(h)
................ 11,500 664,010
Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Preference) ....... 78,376 452,155
Technology Hardware, Storage &
Peripherals — 0.2%
Samsung Electronics Co. Ltd. (Preference) . 61,288 2,290,450
Total Preferred Stocks — 0.3%
(Cost: $3,769,842) .............................. 4,042,865
Trust Preferreds — 0.1%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I, 5.12%, 12/21/65
(a)(b)
.. 896,000 546,560

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Shares
Shares Value
Consumer Finance — 0.0%
ILFC E-Capital Trust II, 5.37%, 12/21/65
(a)(b)
. 397,000 $ 258,050
Total Trust Preferreds — 0.1%
(Cost: $1,257,797) .............................. 804,610
Total Preferred Securities — 2.7%
(Cost: $37,149,418) .............................. 31,380,866
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class CFX,
3.66%, 04/25/28
(a)(b)
............... USD 334 270,799
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)(b)
Series 2018-K80, Class B, 4.23%, 08/25/50 125 113,791
Series 2018-K732, Class B,
4.05%, 05/25/25 ............... 200 189,848
303,639
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $644,286) ................................ 574,438
U.S. Treasury Obligations
U.S. Treasury Notes , 4.25%, 09/30/24 ..... 12,544 12,480,201
Total U.S. Treasury Obligations — 1.1%
(Cost: $12,534,611) .............................. 12,480,201
Security
Shares
Shares Value
Warrants
Diversified Consumer Services — 0.0%
Midas Intermediate Holdco II LLC (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 06/30/27, Strike Price USD 10.00)
(c)
(d)
........................... 602 $ —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable
10/23/20, 1 Share for 1 Warrant, Expires
10/27/24, Strike Price USD 36.00)
(d)
.... 119 1,690
Total Warrants — 0.0%
(Cost: $—) .................................... 1,690
Total Long-Term Investments — 92.8%
(Cost: $1,201,933,747) ........................... 1,085,471,438
Short-Term Securities
Money Market Funds — 12.5%
(o)(p)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 2.92% ................... 100,690,267 100,690,267
SL Liquidity Series, LLC, Money Market Series,
3.37%
(q)
....................... 45,812,377 45,780,308
Total Short-Term Securities — 12.5%
(Cost: $146,486,260) ............................. 146,470,575
Total Investments — 105.3%
(Cost: $1,348,420,007 ) ........................... 1,231,942,013
Liabilities in Excess of Other Assets — (5.3)% ............ (62,551,679)
Net Assets — 100.0% ..............................
$ 1,169,390,334
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Non-income producing security.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
All or a portion of this security is on loan.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Perpetual security with no stated maturity date.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Rounds to less than 1,000.
(m)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)
Fixed rate.
(o)
Affiliate of the Fund.
(p)
Annualized 7-day yield as of period end.
(q)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
Shares
Held at
10/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 160,830,175 $ — $ (60,139,908)
(a)
$ — $ — $ 100,690,267 100,690,267 $ 372,945 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 59,147,307 — (13,350,603)
(a)
(676) (15,720) 45,780,308 45,812,377 241,803
(b)
—
BlackRock Allocation Target
Shares- BATS Series A ..... 28,171,107 — — — (990,040) 27,181,067 3,000,118 — —
BlackRock Floating Rate Income
Portfolio, Class K Shares ... 13,157,456 — (3,030,789) (128,653) 52,265 10,050,279 1,076,047 165,450 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 57,257,755 — (9,649,098) (920,851) (2,270,880) 44,416,926 604,888 656,236 —
$ (1,050,180) $ (3,224,375) $ 228,118,847 $ 1,436,434 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 21 12/16/22 $ 896 $ (64,627)
S&P 500 E-Mini Index ...................................................... 1,004 12/16/22 194,927 4,590,605
U.S. Treasury 10 Year Note ................................................... 1,167 12/20/22 129,172 (6,164,954)
U.S. Treasury 10 Year Ultra Note ............................................... 86 12/20/22 9,996 (893,061)
U.S. Treasury Long Bond .................................................... 202 12/20/22 24,429 (3,301,364)
U.S. Treasury Ultra Bond .................................................... 55 12/20/22 7,057 (1,073,344)
U.S. Treasury 5 Year Note .................................................... 609 12/30/22 64,958 (2,774,077)
(9,680,822)
Short Contracts
GBP Currency ............................................................ 443 12/19/22 31,802 (43,476)
JPY Currency ............................................................ 61 12/19/22 5,159 174,082
U.S. Treasury 10 Year Note ................................................... 4 12/20/22 443 26,121
U.S. Treasury 2 Year Note .................................................... 1 12/30/22 204 4,155
U.S. Treasury 5 Year Note .................................................... 2 12/30/22 213 8,527
169,409
$ (9,511,413)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 770,139 EUR 762,850 JPMorgan Chase Bank NA 12/14/22 $ 13,651
CAD 1,028,000 USD 745,561 Standard Chartered Bank 01/13/23 9,780
EUR 127,000 USD 124,380 Standard Chartered Bank 01/13/23 1,920
GBP 172,000 USD 190,320 Natwest Markets plc 01/13/23 7,450
GBP 17,000 USD 19,161 Standard Chartered Bank 01/13/23 386
KRW 95,040,000 USD 66,622 Standard Chartered Bank 01/13/23 93
NZD 824,000 USD 461,524 Natwest Markets plc 01/13/23 18,097
SGD 28,000 USD 19,506 Natwest Markets plc 01/13/23 285
USD 470,737 AED 1,729,000 Standard Chartered Bank 01/13/23 40
USD 100,347 CHF 99,000 Standard Chartered Bank 01/13/23 572
USD 143,908 HKD 1,128,000 Natwest Markets plc 01/13/23 101
USD 20,787 HKD 163,000 Standard Chartered Bank 01/13/23 6
USD 57,948 JPY 8,438,000 Standard Chartered Bank 01/13/23 636
53,017
CAD 41,000 USD 30,156 Standard Chartered Bank 01/13/23 (31)
EUR 11,000 USD 10,962 Standard Chartered Bank 01/13/23 (24)
HKD 477,000 USD 60,848 Natwest Markets plc 01/13/23 (36)
HKD 131,000 USD 16,703 Standard Chartered Bank 01/13/23 (3)
JPY 37,443,000 USD 257,871 Standard Chartered Bank 01/13/23 (3,551)
USD 112,406 AUD 179,000 Standard Chartered Bank 01/13/23 (2,380)
USD 163,249 CAD 225,000 Standard Chartered Bank 01/13/23 (2,073)
USD 579,622 EUR 593,000 Standard Chartered Bank 01/13/23 (10,107)
USD 31,517 GBP 28,000 Standard Chartered Bank 01/13/23 (679)
USD 28,441 NZD 51,000 Standard Chartered Bank 01/13/23 (1,244)
(20,128)
$ 32,889

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2022
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $(4,302) of net dividends and financing fees.
(e)
Amount includes $(42) of net dividends and financing fees.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterpart y
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly HSBC Bank plc
(b)
02/10/23 $ 1,893,392 $ 85,229
(c)
$ 1,982,923 0.2%
Monthly
JPMorgan Chase
Bank NA
(d)
02/08/23 544,400 (43,808)
(e)
500,634 0.0
$ 41,421 $ 2,483,557
(b) (d)
Range: 90-95 basis points 55-60 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Saudi Arabia
Al Rajhi Bank ............ 22,989 $ 521,296 26.3%
Saudi Telecom Co. ........ 68,589 736,906 37.2
1,258,202
Vietnam
Vietnam Dairy Products JSC .. 229,600 724,721 36.5
Total Reference Entity — Long ............ 1,982,923
Net Value of Reference Entity — HSBC Bank plc $ 1,982,923
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date February 8, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Hong Kong
Prudential plc ............ 53,863 500,370 99.9
Russia
X5 Retail Group NV, GDR, Class
S .................. 26,438 264 0.1
Total Reference Entity — Long ............ 500,634
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 500,634

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 80,787,173 $ 1,804,800 $ 82,591,973
Common Stocks
Aerospace & Defense .................................... 2,271,667 1,144,974 — 3,416,641
Air Freight & Logistics .................................... 1,182,946 — — 1,182,946
Airlines .............................................. 735,975 658,911 — 1,394,886
Auto Components ...................................... 654,711 — — 654,711
Automobiles .......................................... 1,074,273 545,323 — 1,619,596
Banks ............................................... 8,834,054 9,110,239 104 17,944,397
Beverages ........................................... 1,576,053 1,712,523 — 3,288,576
Biotechnology ......................................... 1,633,385 — — 1,633,385
Capital Markets ........................................ 3,162,758 — — 3,162,758
Chemicals ............................................ 1,249,587 1,525,024 — 2,774,611
Communications Equipment ................................ 1,070,412 458,711 — 1,529,123
Consumer Finance ...................................... 1,706,747 611,390 — 2,318,137
Containers & Packaging .................................. 931,923 — — 931,923
Diversified Financial Services ............................... 1,480,285 — — 1,480,285
Diversified Telecommunication Services ........................ 2,804,888 5,247,219 — 8,052,107
Electric Utilities ........................................ 8,292,699 2,129,544 — 10,422,243
Electrical Equipment ..................................... — 1,392,285 — 1,392,285
Electronic Equipment, Instruments & Components ................. 1,525,430 756,332 — 2,281,762
Energy Equipment & Services .............................. 1,110,991 625,900 — 1,736,891
Equity Real Estate Investment Trusts (REITs) .................... 53,034,043 11,823,220 — 64,857,263
Food & Staples Retailing .................................. 2,919,169 — 214 2,919,383
Food Products ......................................... 781,741 1,089,851 — 1,871,592
Gas Utilities ........................................... 141,756 1,354,825 — 1,496,581
Health Care Equipment & Supplies ........................... 3,664,333 2,420,036 — 6,084,369
Health Care Providers & Services ............................ 5,852,600 — — 5,852,600
Hotels, Restaurants & Leisure .............................. 754,762 444,049 — 1,198,811
Household Durables ..................................... 385,299 1,413,708 — 1,799,007

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Level 1 Level 2 Level 3 Total
Household Products ..................................... $ 507,299 $ 1,913,076 $ — $ 2,420,375
Industrial Conglomerates .................................. — 242,444 — 242,444
Insurance ............................................ 4,029,271 3,871,635 — 7,900,906
Interactive Media & Services ............................... — 115,618 — 115,618
Internet & Direct Marketing Retail ............................ 543,800 1,184,922 — 1,728,722
IT Services ........................................... 8,572,557 3,963,370 — 12,535,927
Life Sciences Tools & Services .............................. — 1,322,995 — 1,322,995
Machinery ............................................ 1,445,789 2,799,249 — 4,245,038
Media ............................................... 610,360 225,138 — 835,498
Metals & Mining ........................................ 252,113 906,510 — 1,158,623
Multiline Retail ......................................... 399,408 — 24 399,432
Multi-Utilities .......................................... 4,835,355 219,253 — 5,054,608
Oil, Gas & Consumable Fuels ............................... 6,821,204 3,399,071 7 10,220,282
Personal Products ...................................... 1,253,988 664,057 — 1,918,045
Pharmaceuticals ....................................... 950,207 8,624,896 — 9,575,103
Professional Services .................................... 859,842 1,459,584 — 2,319,426
Real Estate Management & Development ....................... — 6,910,603 — 6,910,603
Road & Rail ........................................... 1,868,290 130,834 — 1,999,124
Semiconductors & Semiconductor Equipment .................... 503,029 5,192,096 — 5,695,125
Software ............................................. 4,387,986 — — 4,387,986
Specialty Retail ........................................ 779,299 1,555,985 — 2,335,284
Technology Hardware, Storage & Peripherals .................... — 1,128,123 — 1,128,123
Textiles, Apparel & Luxury Goods ............................ 466,231 2,429,476 — 2,895,707
Tobacco ............................................. 1,891,763 507,096 — 2,398,859
Trading Companies & Distributors ............................ — 1,327,027 — 1,327,027
Transportation Infrastructure ............................... 1,434,701 6,720,269 — 8,154,970
Water Utilities ......................................... 51,886 384,577 — 436,463
Wireless Telecommunication Services ......................... 529,491 1,545,257 — 2,074,748
Corporate Bonds ........................................ — 277,451,795 — 277,451,795
Equity-Linked Notes ...................................... — 182,236,133 — 182,236,133
Floating Rate Loan Interests
Aerospace & Defense .................................... — 1,797,564 — 1,797,564
Airlines .............................................. — 1,660,312 — 1,660,312
Auto Components ...................................... — 429,787 — 429,787
Automobiles .......................................... — 214,846 — 214,846
Beverages ........................................... — 736,964 — 736,964
Building Products ....................................... — 796,738 — 796,738
Capital Markets ........................................ — 1,109,334 251,256 1,360,590
Chemicals ............................................ — 2,535,051 — 2,535,051
Commercial Services & Supplies ............................. — 2,476,635 — 2,476,635
Communications Equipment ................................ — 226,345 — 226,345
Construction & Engineering ................................ — 562,753 — 562,753
Construction Materials .................................... — 695,768 — 695,768
Containers & Packaging .................................. — 880,437 — 880,437
Distributors ........................................... — 125,878 — 125,878
Diversified Consumer Services .............................. — 1,589,021 — 1,589,021
Diversified Financial Services ............................... — 1,655,521 391,867 2,047,388
Diversified Telecommunication Services ........................ — 2,284,600 — 2,284,600
Electric Utilities ........................................ — 149,433 — 149,433
Electrical Equipment ..................................... — 273,721 — 273,721
Electronic Equipment, Instruments & Components ................. — 142,836 — 142,836
Entertainment ......................................... — 2,530,465 — 2,530,465
Equity Real Estate Investment Trusts (REITs) .................... — 105,150 — 105,150
Food & Staples Retailing .................................. — 345,174 — 345,174
Food Products ......................................... — 2,029,030 — 2,029,030
Health Care Equipment & Supplies ........................... — 1,220,364 — 1,220,364
Health Care Providers & Services ............................ — 1,912,893 82,650 1,995,543
Health Care Technology .................................. — 937,588 — 937,588
Hotels, Restaurants & Leisure .............................. — 3,808,203 — 3,808,203
Household Durables ..................................... — 770,037 — 770,037
Household Products ..................................... — 253,055 — 253,055
Independent Power and Renewable Electricity Producers ............ — 271,289 — 271,289
Insurance ............................................ — 3,006,954 — 3,006,954
Interactive Media & Services ............................... — 1,564,559 — 1,564,559
Internet & Direct Marketing Retail ............................ — 320,446 138,928 459,374
IT Services ........................................... — 2,306,459 — 2,306,459

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Level 1 Level 2 Level 3 Total
Leisure Products ....................................... $ — $ 66,591 $ 101,577 $ 168,168
Life Sciences Tools & Services .............................. — 1,719,708 — 1,719,708
Machinery ............................................ — 2,870,934 — 2,870,934
Media ............................................... — 2,254,086 538,575 2,792,661
Metals & Mining ........................................ — 345,470 — 345,470
Multiline Retail ......................................... — 287,095 107,868 394,963
Oil, Gas & Consumable Fuels ............................... — 1,321,263 — 1,321,263
Personal Products ...................................... — 582,277 — 582,277
Pharmaceuticals ....................................... — 1,132,179 293,836 1,426,015
Professional Services .................................... — 2,237,721 273,310 2,511,031
Real Estate Management & Development ....................... — 439,268 — 439,268
Road & Rail ........................................... — 869,415 — 869,415
Semiconductors & Semiconductor Equipment .................... — 87,786 — 87,786
Software ............................................. — 6,917,367 107,099 7,024,466
Specialty Retail ........................................ — 1,255,660 — 1,255,660
Technology Hardware, Storage & Peripherals .................... — 49,976 — 49,976
Textiles, Apparel & Luxury Goods ............................ — 181,219 — 181,219
Trading Companies & Distributors ............................ — 1,009,709 167,902 1,177,611
Transportation Infrastructure ............................... — 232,636 — 232,636
Wireless Telecommunication Services ......................... — 561,276 — 561,276
Foreign Agency Obligations ................................. — 5,448,165 — 5,448,165
Foreign Government Obligations .............................. — 20,765,766 — 20,765,766
Investment Companies .................................... 66,162,176 — — 66,162,176
Non-Agency Mortgage-Backed Securities ........................ — 53,433,833 2,127,691 55,561,524
Preferred Securities
Banks ............................................... 636,250 9,184,113 — 9,820,363
Capital Markets ........................................ — 4,917,916 — 4,917,916
Commercial Services & Supplies ............................. — 546,560 — 546,560
Consumer Finance ...................................... 664,010 4,115,799 — 4,779,809
Diversified Financial Services ............................... — 1,428,375 — 1,428,375
Electric Utilities ........................................ — 1,937,762 — 1,937,762
Independent Power and Renewable Electricity Producers ............ — 197,267 — 197,267
Insurance ............................................ — 1,713,541 — 1,713,541
Oil, Gas & Consumable Fuels ............................... 452,155 3,296,668 — 3,748,823
Technology Hardware, Storage & Peripherals .................... — 2,290,450 — 2,290,450
U.S. Government Sponsored Agency Securities .................... — 574,438 — 574,438
U.S. Treasury Obligations ................................... — 12,480,201 — 12,480,201
Warrants .............................................. 1,690 — — 1,690
Short-Term Securities
Money Market Funds ...................................... 100,690,267 — — 100,690,267
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — (2,266) — (2,266)
$ 320,432,904 $ 832,157,760 $ 6,387,708 $ 1,158,978,372
Investments Valued at NAV
(b)
..................................... 72,961,375
$ —
$ 1,231,939,747
$ —
Derivative Financial Instruments
(c)
Assets
Equity contracts ........................................... $ 4,590,605 $ 85,229 $ — $ 4,675,834
Foreign currency exchange contracts ............................ 174,082 53,017 — 227,099
Interest rate contracts ....................................... 38,803 — — 38,803
Liabilities
Equity contracts ........................................... (64,627) — (43,808) (108,435)
Foreign currency exchange contracts ............................ (43,476) (20,128) — (63,604)
Interest rate contracts ....................................... (14,206,800) — — (14,206,800)
$ (9,511,413) $ 118,118 $ (43,808) $ (9,437,103)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
SGD Singapore Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
GDR Global Depositary Receipts
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate